UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number    811-04725
                                                 --------------------

                         Phoenix Investment Series Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.                        John R. Flores, Esq.
  Vice President, Chief Legal Officer,                   Vice President
  Counsel and Secretary for Registrant           Litigation/Employment Counsel
     Phoenix Life Insurance Company             Phoenix Life Insurance Company
            One American Row                           One American Row
           Hartford, CT 06102                         Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Annual Report

|>   APRIL 30, 2005

Phoenix Global Utilities Fund

Phoenix Income & Growth Fund


                               [GRAPHIC OMITTED]

                                 Do YOU WANT TO
                                 STOP RECEIVING
                             FUND DOCUMENTS BY MAIL?

                                      GO TO
                             PHOENIXINVESTMENTS.COM,
                               LOG IN AND SIGN UP
                                 FOR E-DELIVERY


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(R)
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix Investment Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      I encourage you to review this annual report for the Phoenix Global Utilities Fund and Phoenix Income & Growth Fund for the fiscal year ended April 30, 2005.

      As of this writing, the pace of the United States' economic growth is beginning to slow. While the economy grew at a healthy 4.4% rate last year, signs of deceleration were evident in the first quarter of 2005. It appears rising interest rates and energy prices are starting to weigh on consumer confidence. The equity market has given back much of its gains from the post-election rally of last fall. At the same time, concerns over rising inflation and record deficits are likely to keep upward pressure on interest rates for the near term.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your Phoenix Fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.


Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

MAY 2005

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO. The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ..................................................................... 3
Phoenix Global Utilities Fund ................................................ 6
Phoenix Income & Growth Fund .................................................16
Notes to Financial Statements ................................................35
Report of Independent Registered Public Accounting Firm ......................40
Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements .....................................................41
Fund Management Tables .......................................................43

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

DOW JONES INDUSTRIAL AVERAGE(SM)
A price-weighted average of 30 blue chip stocks. The index is calculated on a total return basis with dividends reinvested.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index that measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MSCI USA/UTILITIES INDEX
A market capitalization-weighted index that monitors the performance of utility stocks from the United States. The index is calculated on a total return basis with gross dividends reinvested.

MSCI WORLD EX USA/UTILITIES INDEX
A market capitalization-weighted index that monitors the performance of utility stocks from around the world excluding the United States. The index is calculated on a total return basis with gross dividends reinvested.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

MSCI WORLD TELECOM SERVICES INDEX
A free float-adjusted market capitalization index that measures telecom-related stocks from developed-market economies around the world. The index is calculated on a total return basis with gross dividends reinvested.

NASDAQ COMPOSITE(R) INDEX
A market capitalization-weighted index of all issues listed in the NASDAQ (National Association of Securities Dealers Automated Quotation System) Stock Market, except for closed-end funds, convertible debentures, exchange traded funds, preferred stocks, rights, warrants, units and other derivative securities. The index is calculated on a total return basis with dividends reinvested. The index performance does not reflect sales charges.

PHOENIX GLOBAL UTILITIES FUND COMPOSITE INDEX (THROUGH MAY 31, 2005)
A composite index consisting of 75% MSCI USA/Utilities Index, which tracks the performance of utility stocks from the United States, and 25% MSCI World ex USA/Utilities Index, which tracks the performance of utility stocks from around the world excluding the United States.

PHOENIX GLOBAL UTILITIES FUND COMPOSITE INDEX (AS OF JUNE 1, 2005)
A composite index consisting of 20% MSCI World Telecom Services Index, which tracks the performance of telecom-related stocks from around the world; 65% MSCI USA/Utilities Index, which tracks the performance of utility stocks from the United States; and 15% MSCI World ex USA/Utilities Index, which tracks the performance of utility stocks from around the world excluding the United States.

PHOENIX INCOME & GROWTH FUND COMPOSITE INDEX
A composite index consisting of 60% S&P 500 Index, which measures stock market total return performance, and 40% Lehman Brothers Aggregate Bond Index, which measures bond market total return performance.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop, and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 2000(R) INDEX
A market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

S&P 500(R)/BARRA GROWTH INDEX
A market capitalization-weighted index of growth-oriented, large capitalization U.S. companies with higher price-to-book ratios. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R)/BARRA VALUE INDEX
An index consisting of slower growing or undervalued companies with lower price-to-book values. The index is calculated on a total return basis with dividends reinvested.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX GLOBAL UTILITIES FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, NATHAN PARTAIN, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is to seek both capital appreciation and current income. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM SINCE ITS INCEPTION OF DECEMBER 30, 2004?

A: From December 30, 2004 through April 30, 2005, the Fund's Class A shares returned 2.09%, and Class C shares returned 1.88%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned (3.87)%, and the Fund's style-specific composite benchmark (75% MSCI USA/Utilities Index and 25% MSCI World ex USA/Utilities Index) returned 7.04%. As of June 1, 2005, the Fund's composite benchmark was adjusted to reflect the Fund's exposure to the telecommunications sector. The Fund's new composite benchmark (20% MSCI World Telecom Services Index, 65% MSCI USA/Utilities Index and 15% MSCI World ex USA/Utilities Index) returned 4.44% for the reporting period. Past performance is no guarantee of future performance. All figures assume reinvestment of distributions and exclude the effect of sales charges. Current results and performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE RECENT MONTHS, HOW WOULD YOU DESCRIBE THE UTILITIES EQUITY MARKET ENVIRONMENT FOR INVESTORS?

A: The Fund is invested in three global utility sectors -- electric, gas and telecommunications. Since the Fund's inception, the global utility equity market environment has been favorable for electrics, less so for gas, and somewhat unfavorable for telecommunication companies.

      Electric companies have benefited from back-to-basics strategies. Such strategies were implemented when previous strategic missteps forced a shift in emphasis from higher risk non-regulated businesses to more traditional and conservative regulated operations. The strategy shift was painful as many companies initiated write-downs, equity issuances, and dividend cuts. In recent months, as fundamentals have improved and debt burdens have been lightened, companies have returned excess cash to investors via higher dividends and common share repurchases. Electric company stock prices have responded to the new strategies with healthy outperformance over the last 12 months.

      Gas companies have followed a similar path. New strategies have lowered risks and placed many companies on firm financial footing. As of late, the headlines have been dominated by news of record natural gas prices. However, many gas distribution companies are insulated from the higher gas prices due to long-term supply contracts and/or gas cost passthrough provisions in rates. Also, some companies have benefited from price increases associated with gas exploration and production businesses. The equity market environment for gas companies has remained positive.

      Telecommunications companies are attractive to the Fund because of their robust cash generation, which has supported a relatively high and growing level of dividend income to shareholders. Although the traditional consumer wireline telephone business remains under competitive pressure, there are growth opportunities in wireless telephone and broadband services. The latest headline news is related to mergers and acquisitions, with SBC agreeing to purchase AT&T and Verizon finally winning the battle for MCI. While the equity market was mostly favorable for telecommunications stocks throughout 2004, competitive concerns have weighed on the stocks during the first four months of 2005.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: There are several reasons the Fund underperformed its benchmark since its December 30, 2004 inception. First, one of the Fund's primary objectives is to provide a high level of tax-qualified dividend income. Therefore, income generation potential is a major part of the stock selection process. The initial portfolio has been purposely oriented toward moderate- to high-yielding electric stocks. However, since the Fund's inception, the electrics that have outperformed are those that are recovering from previous strategic or financial missteps and currently pay small or no dividends. We continue to believe that investing in utilities with attractive dividend yield profiles is the best strategy for achieving the Fund's objectives over the long term.

      Second, the Fund's telecommunications holdings also contributed to the underperformance. The majority of telecommunication holdings are foreign securities, which have pulled back some after posting a strong performance in 2004. We believe that investing in telecommunications companies continues to be the right strategy. Our holdings have appealing dividend profiles that help achieve the tax-qualified dividend goal. Telecommunication companies also have favorable cash flow that provides the opportunity for dividend growth and capital appreciation.

      Third, the Fund was overweight in foreign securities during the period, and foreign interest rate and currency movements negatively impacted performance. The majority of foreign holdings are in Europe. In February, European bond yields increased due to inflation concerns. In response, interest rate sensitive European utilities underperformed the general market. In addition, the strength of the U.S. dollar versus foreign currencies represented in the benchmark led to lower relative U.S. dollar returns for the Fund. The U.S. dollar was particularly strong against the euro and pound sterling, the two currencies in which we have the majority of our foreign holdings.

Q: WHAT IS YOUR OUTLOOK ON UTILITIES FOR THE NEXT 6 TO 12 MONTHS?

A: We remain positive on utility equities looking forward 6 to 12 months. For the electric and gas stocks, we expect fundamentals to continue to improve due to cost control, debt reduction, and rate increases. In the U.S., state regulation will play an increasingly important role because of company strategies that target regulated ratebase growth. While there is also a risk that state regulators may deny rate increases, we are comfortable that the current regulatory environment is constructive for the companies. Rising interest rates are an ongoing concern for investors in this industry. However, we believe that the "measured pace" of increase from the Federal Reserve and the tax-advantaged nature of dividends will continue to support utility stocks. Additionally, utility stocks currently provide good earnings visibility and attractive growth prospects versus the broader markets.

      For the telecommunications industry, we believe competitive concerns will continue to impact sentiment surrounding these stocks. However, over the next 6 to 12 months, we expect to see strong growth in wireless, particularly in the U.S., and in broadband on a global basis. While competition in the fixed-line business seems to be the biggest worry among investors in the telecom industry, the impact will likely be quite modest in 2005.

                                                                        MAY 2005



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED. FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Global Utilities Fund

-----------------------------------------------------------------------------------------------
TOTAL RETURNS 1                                                           PERIOD ENDING 4/30/05
-----------------------------------------------------------------------------------------------

                                                                         INCEPTION    INCEPTION
                                                                         TO 4/30/05     DATE
                                                                         ----------   ---------
      Class A Shares at NAV 2                                               2.09%     12/30/04
      Class A Shares at POP 3                                              (3.78)     12/30/04
      Class C Shares at NAV 2                                               1.88      12/30/04
      Class C Shares with CDSC 4                                            0.88      12/30/04
      S&P 500(R) Index                                                     (3.87)     12/30/04
      Global Utilities Fund Composite Index (through May 31, 2005)          7.04      12/30/04
      Global Utilities Fund Composite Index (as of June 1, 2005)            4.44      12/30/04

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL  RETURNS  ARE  HISTORICAL  AND  INCLUDE  CHANGES IN SHARE  PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE)  TOTAL  RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC  OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C
  SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                             PERIOD ENDING 4/30
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/30/04 (inception of the fund) in Class A and Class C shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return on Class C shares include applicable CDSC charges since inception. Performance assumes dividends and capital gains are reinvested.

                                        EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                                          [GRAPHIC OMITTED]


             Phoenix Global     Phoenix Global                        Global Utilities Fund    Global Utilities Fund
             Utilities Fund     Utilities Fund                           Composite Index         Composite  Index
                 Class A            Class C         S&P 500(R) Index    (through 5/31/05)          (as of 6/1/05)
12/30/04         $9,425             $10,000             $10,000             $10,000                   $10,000
4/29/05          $9,622             $10,088              $9,613             $10,704                   $10,444

For information regarding the indexes, see the glossary on page 3.

Phoenix Global Utilities Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Global Utilities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire four-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


                               Beginning             Ending        Expenses Paid
Global Utilities Fund        Account Value       Account Value        During
       Class A             December 30, 2004     April 30, 2005       Period*
------------------------   -----------------     --------------    -------------
Actual                          $1,000.00           $1,020.86          $3.89

Hypothetical (5% return
  before expenses)               1,000.00            1,012.83           3.88

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.


                               Beginning             Ending        Expenses Paid
Global Utilities Fund        Account Value       Account Value        During
       Class C             December 30, 2004     April 30, 2005       Period*
------------------------   -----------------     --------------    -------------
Actual                          $1,000.00           $1,018.84          $6.41

Hypothetical (5% return
  before expenses)               1,000.00            1,010.31           6.40

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.90%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix Global Utilities Fund

--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT APRIL 30, 2005 (AS A PERCENTAGE OF NET ASSETS) (c)
--------------------------------------------------------------------------------
 1. Exelon Corp.                                         3.6%
 2. Dominion Resources, Inc.                             3.5%
 3. Duke Energy Corp.                                    3.5%
 4. Ameren Corp.                                         3.5%
 5. Entergy Corp.                                        3.5%
 6. FPL Group, Inc.                                      3.5%
 7. Southern Co. (The)                                   3.5%
 8. Scottish and Southern Energy plc                     3.2%
 9. Scottish Power plc                                   3.1%
10. Telecom Corporation of New Zealand Ltd.
    Sponsored ADR                                        3.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/05
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

As a percentage of total investments

Electric Utilities                               58%
Integrated Telecommunication Services            20
Multi-Utilities & Unregulated Power              11
Independent Power Producers & Energy Traders      4
Gas Utilities                                     3
Other                                             4



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005

                                                          SHARES      VALUE
                                                          ------   ----------
DOMESTIC COMMON STOCKS--62.4%

ELECTRIC UTILITIES--41.7%
Ameren Corp. .........................................     4,390   $  226,963
Consolidated Edison, Inc. ............................     3,310      143,257
DPL, Inc. ............................................     5,720      145,517
DTE Energy Co. .......................................     4,260      195,747
Entergy Corp. ........................................     3,090      226,497
Exelon Corp. .........................................     4,670      231,165
FirstEnergy Corp. ....................................     4,530      197,146
FPL Group, Inc. ......................................     5,500      224,510
NSTAR ................................................     1,830       99,076
Pepco Holdings, Inc. .................................     7,970      172,710
Pinnacle West Capital Corp. ..........................     3,220      134,918
PPL Corp. ............................................     3,520      190,995
Progress Energy, Inc. ................................     3,170      133,108
Southern Co. (The) ...................................     6,810      224,389
Westar Energy, Inc. ..................................     2,840       65,036
Xcel Energy, Inc. ....................................     5,570       95,693
                                                                   ----------
                                                                    2,706,727
                                                                   ----------


                                                          SHARES      VALUE
                                                          ------   ----------
GAS UTILITIES--3.1%
Atmos Energy Corp. ...................................     2,500   $   65,750
KeySpan Corp. ........................................     3,610      136,927
                                                                   ----------
                                                                      202,677
                                                                   ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.5%
Duke Energy Corp. ....................................     7,800      227,682

INTEGRATED TELECOMMUNICATION SERVICES--4.8%
Citizens Communications Co. ..........................    14,560      185,640
SBC Communications, Inc. .............................     5,410      128,758
                                                                   ----------
                                                                      314,398
                                                                   ----------
MULTI-UTILITIES & UNREGULATED POWER--9.3%
Dominion Resources, Inc. .............................     3,030      228,462
Energy East Corp. ....................................     2,530       65,831
OGE Energy Corp. .....................................     3,490       96,324
SCANA Corp. ..........................................     2,500       97,100
Vectren Corp. ........................................     4,230      114,252
                                                                   ----------
                                                                      601,969
                                                                   ----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $3,978,300)                                        4,053,453
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix Global Utilities Fund




                                                          SHARES      VALUE
                                                          ------   ----------
FOREIGN COMMON STOCKS(b)--32.4%

ELECTRIC UTILITIES--15.6%
E.ON AG (Germany) ....................................     1,580   $  133,918
Enel S.p.A. (Italy) ..................................    17,380      164,871
National Grid Transco plc (United Kingdom) ...........    17,860      175,592
RWE AG (Germany) .....................................     2,110      125,992
Scottish and Southern Energy plc (United Kingdom) ....    11,710      210,362
Scottish Power plc (United Kingdom) ..................    24,920      201,625
                                                                   ----------
                                                                    1,012,360
                                                                   ----------
INTEGRATED TELECOMMUNICATION SERVICES--15.1%
BCE, Inc. (Canada) ...................................     7,070      170,104
Belgacom SA (Belgium) ................................     3,500      134,035
Chunghwa Telecom Co. Ltd. ADR (Taiwan) ...............     6,800      137,836
Deutsche Telekom AG Sponsored ADR (Germany) ..........     4,940       92,823
Portugal Telecom, SGPA, SA Sponsored ADR (Portugal) ..     9,170      101,145
Singapore Telecommunications Ltd. (Singapore) ........    93,000      145,295

Telecom Corporation of New Zealand Ltd. Sponsored
ADR (New Zealand) ....................................     5,650      200,970
                                                                   ----------
                                                                      982,208
                                                                   ----------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
Snam Rete Gas S.p.A. (Italy) .........................    19,560      109,855
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,133,804)                                        2,104,423
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $6,112,104)                                        6,157,876
-----------------------------------------------------------------------------

                                                            PAR
                                                           VALUE
                                                           (000)      VALUE
                                                           -----   ----------
SHORT-TERM INVESTMENTS--3.6%

COMMERCIAL PAPER--3.6%
UBS Finance Delaware LLC 3%, 5/16/05 .................      $230   $  229,713
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $229,713)                                            229,713
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $6,341,817)                                       $6,387,589(a)

Other assets and liabilities, net--1.6%                               105,183
                                                                   ----------
NET ASSETS--100.0%                                                 $6,492,772
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $170,389 and gross depreciation of $125,263 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $6,342,463.
(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(c) Table excludes short-term investments.


                        See Notes to Financial Statements

Phoenix Global Utilities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

ASSETS
   Investment securities at value
     (Identified cost $6,341,817)                                    $6,387,589
   Foreign currency at value
     (Identified cost $13,605)                                           13,546
Receivables
   Investment securities sold                                           600,857
   Dividends                                                             17,576
   Fund shares sold                                                      16,214
   Receivable from adviser                                               14,374
   Tax reclaims                                                           2,556
Trustee retainer                                                          2,220
Prepaid expenses                                                         22,814
                                                                     ----------
     Total assets                                                     7,077,746
                                                                     ----------
LIABILITIES
Cash overdraft                                                           11,052
Payables
   Investment securities purchased                                      527,665
   Fund shares repurchased                                                5,118
   Transfer agent fee                                                    10,249
   Financial agent fee                                                    2,431
   Distribution and service fees                                          1,505
Accrued expenses                                                         26,954
                                                                     ----------
     Total liabilities                                                  584,974
                                                                     ----------
NET ASSETS                                                           $6,492,772
                                                                     ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $6,435,442
Undistributed net investment income                                      26,400
Accumulated net realized loss                                           (14,775)
Net unrealized appreciation                                              45,705
                                                                     ----------
NET ASSETS                                                           $6,492,772
                                                                     ==========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,162,884)                      608,366
Net asset value per share                                                $10.13
Offering price per share $10.13/(1-5.75%)                                $10.75

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $329,888)                         32,609
Net asset value and offering price per share                             $10.12



                             STATEMENT OF OPERATIONS
                           PERIOD ENDED APRIL 30, 2005

INVESTMENT INCOME
Dividends                                                              $ 94,776
Interest                                                                  3,387
Foreign taxes withheld                                                   (6,624)
                                                                       --------
     Total investment income                                             91,539
                                                                       --------
EXPENSES
Investment advisory fee                                                  11,963
Service fees, Class A                                                     4,440
Distribution and service fees, Class C                                      647
Financial agent fee                                                      10,982
Professional                                                             21,919
Transfer agent                                                           15,892
Trustees                                                                 14,076
Registration                                                             11,201
Printing                                                                  4,202
Custodian                                                                 4,072
Miscellaneous                                                             5,223
                                                                       --------
     Total expenses                                                     104,617
     Less expenses reimbursed by investment adviser                     (82,961)
     Custodian fees paid indirectly                                          (5)
                                                                       --------
     Net expenses                                                        21,651
                                                                       --------
NET INVESTMENT INCOME                                                    69,888
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                        (14,775)
Net realized gain on foreign currency transactions                        4,079
Net change in unrealized appreciation (depreciation) on
   investments                                                           45,772
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translations                       (67)
                                                                       --------
NET GAIN ON INVESTMENTS                                                  35,009
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $104,897
                                                                       ========


                        See Notes to Financial Statements

Phoenix Global Utilities Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 From Inception
                                                                              December 30, 2004 to
                                                                            period ended April 30, 2005
                                                                            ---------------------------
FROM OPERATIONS
   Net investment income (loss)                                                     $   69,888
   Net realized gain (loss)                                                            (10,696)
   Net change in unrealized appreciation (depreciation)                                 45,705
                                                                                    ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         104,897
                                                                                    ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (45,703)
   Net investment income, Class C                                                       (1,864)
                                                                                    ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (47,567)
                                                                                    ----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (604,309 shares)                                    6,065,815
   Net asset value of shares issued from reinvestment of distributions
     (4,562 shares)                                                                     45,256
   Cost of shares repurchased (505 shares)                                              (5,118)
                                                                                    ----------
Total                                                                                6,105,953
                                                                                    ----------
CLASS C
   Proceeds from sales of shares (32,501 shares)                                       328,420
   Net asset value of shares issued from reinvestment of distributions
     (108 shares)                                                                        1,069
                                                                                    ----------
Total                                                                                  329,489
                                                                                    ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         6,435,442
                                                                                    ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                             6,492,772

NET ASSETS
   Beginning of period                                                                      --
                                                                                    ----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $26,400]                                                                    $6,492,772
                                                                                    ==========

                        See Notes to Financial Statements

Phoenix Global Utilities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                    CLASS A
                                             --------------------
                                                FROM INCEPTION
                                             DECEMBER 30, 2004 TO
                                                APRIL 30, 2005
                                             --------------------
Net asset value, beginning of period                 $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.13(2)
   Net realized and unrealized gain (loss)             0.08
                                                     ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.21
                                                     ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.08)
                                                     ------
     TOTAL DISTRIBUTIONS                              (0.08)
                                                     ------
Change in net asset value                              0.13
                                                     ------
NET ASSET VALUE, END OF PERIOD                       $10.13
                                                     ======
Total return(1)                                        2.09%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $6,163
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              1.15%(3)
   Gross operating expenses                            5.59%(3)
   Net investment income (loss)                        3.81%(3)
Portfolio turnover                                       17%(4)


                                                    CLASS C
                                             --------------------
                                                FROM INCEPTION
                                             DECEMBER 30, 2004 TO
                                                APRIL 30, 2005
                                             --------------------
Net asset value, beginning of period                 $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.12 (2)
   Net realized and unrealized gain (loss)             0.07
                                                     ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.19
                                                     ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.07)
                                                     ------
     TOTAL DISTRIBUTIONS                              (0.07)
                                                     ------
Change in net asset value                              0.12
                                                     ------
NET ASSET VALUE, END OF PERIOD                       $10.12
                                                     ======
Total return(1)                                        1.88%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $330
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              1.90%(3)
   Gross operating expenses                            8.16%(3)
   Net investment income (loss)                        3.58%(3)
Portfolio turnover                                      17%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX INCOME & GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, STEVEN COLTON AND DAVID ALBRYCHT, CFA

Q: WHAT IS THE PHOENIX INCOME & GROWTH FUND'S INVESTMENT OBJECTIVE?

A: The Fund's primary investment objective is to invest in a diversified group of securities selected for current yield consistent with the preservation of capital. The Fund's secondary investment objective is to seek capital appreciation when it is consistent with the Fund's primary objective. There is no guarantee that the Fund will achieve its objectives.

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR ENDED APRIL 30, 2005?

A: For the 12-month reporting period, the Fund's Class A shares returned 5.53%, Class B shares returned 4.69%, and Class C shares returned 4.65%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 6.33%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 5.26%; and the Fund's style-specific benchmark, the Income & Growth Fund Composite Index, returned 5.90%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE EQUITY MARKET ENVIRONMENT DURING THE FUND'S FISCAL YEAR?

A: Stock indices rose during the Fund's fiscal year ended April 30, 2005, yet low to moderate stock returns was the theme. As reported above, the S&P 500(R) Index returned 6.33%, while the NASDAQ Composite(R) Index gained 0.66% and the Dow Jones Industrial Average(SM) increased 1.69%. In addition, small company stocks represented by the Russell 2000(R) Index rose 4.71%. Value stocks -- those that are value priced -- performed more favorably than growth stocks -- which carry higher price-to-earning ratios. This was evident by the 9.71% return by the S&P 500(R)/Barra Value Index versus the S&P 500(R)/Barra Growth Index, which was up a more moderate 2.97%.

      In our opinion, stock market investors had many things to be concerned about. For one, oil prices rose dramatically. This acts as a tax on consumers as they have less disposable income to spend on other products. It also raises manufacturing costs and lowers profit margins. Second, rising interest rates were a concern, as the Federal Reserve raised the federal funds rate -- the overnight interest rate banks lend to one another -- from 1% to 2.75% through seven quarter-point moves. Third, the rate of GDP growth decelerated from 4.0% in the third quarter of 2004 to 3.1% in the first quarter of 2005. Finally, investors were concerned about the budget and trade deficits as well as the war in Iraq.

Q: HOW WOULD YOU CHARACTERIZE THE FIXED INCOME MARKET ENVIRONMENT DURING THAT TIME?

A: The broad U.S. bond market, represented by the Lehman Aggregate Bond Index returned 5.26% for the year ending April 30, 2005. Short-term interest rates rose significantly during the year while long-term interest rates changed only slightly resulting in a flatter yield curve. Expectations of moderate economic growth and low inflation have helped to keep a ceiling on long-term interest rates.

      The Lehman Aggregate Bond Index, posted a return of (0.48)% for the first quarter of 2005. The continuation of the Federal Reserve's campaign of raising short-term interest rates exerted pressure on all sectors of the fixed income market with all major sectors posting negative returns for the quarter. Long-term interest rates finally began rising, however the yield curve continued to flatten as short-term rates rose more. Despite rising oil prices and higher interest rates, the economy continued to exhibit strength although job growth has been slowed.

      Spread sectors performed well through year-end 2004, as the demand for non-Treasury sectors was steady due to the improving credit environment and the need for yield. Emerging market bonds in particular performed well due to strong fundamentals. High yield bonds also performed well driven by solid corporate profit growth and strong balance sheets. However, in the first quarter 2005 spread sectors underperformed relative to Treasuries as concern over auto earnings, prompted investors to rethink their risk appetite and cut back on riskier investments such as high yield and emerging markets. Treasuries benefited from the aversion to risk and outperformed the broader market.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund's equity portfolio benefited from holdings in the utility, health care and energy sectors. The top stocks included Exxon Mobil, Johnson & Johnson, UnitedHealth Group and Bank of America. Exxon Mobil earnings were boosted by the high price of crude oil and gasoline. Johnson & Johnson earnings recorded double digit gains on strong sales of cardiac stents and reconstructive products. UnitedHealth Group posted earnings growth rates in the low thirty-percent range over the time span. Earnings were boosted by higher margins and share buybacks. Bank of America stock was higher after reporting better than expected earnings in each period.

      On the downside were holdings in the technology, pharmaceutical and insurance groups. The stocks that adversely affected performance included Pfizer, Merck, American International Group and IBM. Both Merck and Pfizer were hurt by their Cox 2 arthritis medications that were linked to heart attacks and strokes. American International Group stock dropped on an investigation into their accounting practices. IBM shares were hurt by weaker than expected earnings.

      The Fund's fixed income portfolio was hurt relative to the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, by its allocation to corporate high yield securities and its underweight position to agency mortgage-backed securities. The high yield sector underperformed during the last two months of the fiscal year ending April 30, 2005 due to concerns that rising interest rates could cause problems with the economy. However, the fundamentals within the sector remain strong. Mortgages performed well over the course of the year in a continued strong technical environment.

      The Fund was helped by its allocation to foreign debt investments, which provided attractive yield and total return opportunities. Specifically, its allocation to the emerging market, Yankee high quality, and non-dollar sectors benefited performance. The emerging markets and Yankee high quality sectors were aided by improving fundamentals within these sectors.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT 6 TO 12 MONTHS?

A: On the equity front, a number of issues in our opinion have the potential to negatively affect stock prices in the year ahead. These include the record U.S. budget deficit and trade deficit, uncertainty over Social Security, rising interest rates, high energy prices and a possible drop in home values. If these issues were to worsen, it is possible that a recession and decline in corporate earnings could result; however, we do not believe there is a high probability of that happening. As always, we advocate a patient approach to investing, which requires riding out the ups and downs of the stock market over the long term.

      Turning to fixed income, we entered 2005 following two years of significant spread tightening and stellar performance, specifically in the credit intensive sectors, and had reduced the Fund's exposure to corporate credit. However, due to the continuation of strong fundamentals we remain comfortable with our exposure in both the investment grade and high yield sectors. We will maintain diversification in all of our credit intensive sectors, and will emphasize high quality issues within the high yield sector.

      We will maintain exposure to high quality commercial mortgage backed securities and taxable municipal bonds, both of which provide attractive alternatives to AAA-rated corporate bonds. We have a constructive view for mortgages, which may continue to benefit from a positive technical environment.

      Given the current environment, we expect modest returns for fixed income. On a positive note, we believe the portfolio is well positioned to capitalize on opportunities as they arise, and will take advantage of any weakness in either sectors or individual issues that may create value. This strategy has proven successful over the years, as demonstrated by our investment performance.

                                                                        MAY 2005


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED. FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Income & Growth Fund

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS 1                                                                               PERIODS ENDING 4/30/05
--------------------------------------------------------------------------------------------------------------------
                                                                                               INCEPTION   INCEPTION
                                                              1 YEAR     5 YEARS   10 YEARS   TO 4/30/05      DATE
                                                              ------     -------   --------   ----------   ---------
        Class A Shares at NAV 2                                5.53%      2.35%      7.26%          --            --
        Class A Shares at POP 3                               (0.53)      1.15       6.63           --            --
        Class B Shares at NAV 2                                4.69       1.59       6.45           --            --
        Class B Shares with CDSC 4                             0.69       1.59       6.45           --            --
        Class C Shares at NAV 2                                4.65       1.57         --         2.11%      8/26/99
        Class C Shares with CDSC 4                             4.65       1.57         --         2.11       8/26/99
        S&P 500(R) Index                                       6.33      (2.95)     10.30        (1.34)      8/26/99
        Lehman Brothers Aggregate Bond Index                   5.26       7.49       7.14         6.91       8/26/99
        Income & Growth Fund Composite Index                   5.90       2.53       9.07         3.10       8/26/99

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL  RETURNS  ARE  HISTORICAL  AND  INCLUDE  CHANGES IN SHARE  PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE)  TOTAL  RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC  OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/95 in Class A shares and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the application of CDSC charges which decline from 5% to 0% over a five-year period. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

              Phoenix Income   Phoenix Income                        Lehman Brothers
              & Growth Fund    & Growth Fund                             Aggregate       Income & Growth Fund
                  Class A          Class B       S&P 500(R) Index       Bond Index          Composite Index
4/28/95           $9,425           $10,000           $10,000              $10,000               $10,000
4/30/96           $11,216          $11,814           $13,028              $10,865               $11,906
4/30/97           $12,443          $13,001           $16,311              $11,634               $13,811
4/30/98           $15,163          $15,735           $23,042              $12,903               $17,332
4/30/99           $16,220          $16,708           $28,069              $13,713               $19,843
4/28/00           $16,908          $17,277           $30,958              $13,886               $21,038
4/30/01           $16,967          $17,213           $26,929              $15,605               $20,903
4/30/02           $16,457          $16,563           $23,527              $16,829               $20,380
4/30/03           $16,012          $15,997           $20,398              $18,591               $20,089
4/30/04           $17,997          $17,853           $25,065              $18,929               $22,505
4/29/05           $18,993          $18,691           $26,651              $19,924               $23,833

For information regarding the indexes, see the glossary on page 3.

Phoenix Income & Growth Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Income & Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                               Beginning             Ending        Expenses Paid
 Income & Growth Fund        Account Value       Account Value        During
       Class A             October 31, 2004     April 30, 2005       Period*
------------------------   -----------------     --------------    -------------
Actual                         $1,000.00            $1,022.30         $6.41

Hypothetical (5% return
  before expenses)              1,000.00             1,018.38          6.42

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.28%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.53%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT APRIL 30, 2005 OF $1,055.33.

                               Beginning             Ending        Expenses Paid
 Income & Growth Fund        Account Value       Account Value        During
       Class B             October 31, 2004     April 30, 2005       Period*
------------------------   -----------------     --------------    -------------
Actual                         $1,000.00            $1,018.26        $10.15

Hypothetical (5% return
  before expenses)              1,000.00             1,014.61         10.18

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.03%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 4.69%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT APRIL 30, 2005 OF $1,046.92.

                               Beginning             Ending        Expenses Paid
 Income & Growth Fund        Account Value       Account Value        During
       Class C             October 31, 2004     April 30, 2005       Period*
------------------------   -----------------     --------------    -------------
Actual                         $1,000.00            $1,018.11        $10.15

Hypothetical (5% return
  before expenses)              1,000.00             1,014.61         10.18

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.03%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 4.65%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT APRIL 30, 2005 OF $1,046.55.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix Income & Growth Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT APRIL 30, 2005 (AS A PERCENTAGE OF NET ASSETS)(m)
--------------------------------------------------------------------------------
 1. Exxon Mobil Corp.                                        2.0%
 2. FNMA 5.50%, 6/1/34                                       2.0%
 3. Bank of America Corp.                                    1.6%
 4. Johnson & Johnson                                        1.5%
 5. FNMA 5.50%, 7/1/34                                       1.4%
 6. Microsoft Corp.                                          1.4%
 7. Pfizer, Inc.                                             1.3%
 8. Pittsburgh Pension General Obligation Taxable
    Series C 6.50%, 3/1/17 (FGIC Insured)                    1.3%
 9. Time Warner, Inc.                                        1.0%
10. Intel Corp.                                              1.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/05
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

As a percentage of total investments

Domestic Common Stocks                           46%
Domestic Corporate Bonds                         20
Agency Mortgage-Backed Securities                 8
Non-Agency Mortgage-Backed Securities             6
Foreign Corporate Bonds                           6
Foreign Government Securities                     6
Municipal Bonds                                   4
Other                                             4


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
AGENCY MORTGAGE-BACKED SECURITIES--7.9%

FHLMC 4.375%, 4/15/15 ............................... $  750     $    747,755
FNMA 5.50%, 8/1/17 ..................................    529          541,599
FNMA 5%, 12/1/18 ....................................  3,145        3,171,860
FNMA 4.50%, 6/1/19 ..................................  2,839        2,811,684
FNMA 6%, 11/1/31 ....................................    567          582,593
FNMA 5%, 4/1/34 .....................................  2,676        2,651,356
FNMA 5%, 5/1/34 .....................................  1,010        1,000,824
FNMA 5.50%, 6/1/34 ..................................  7,144        7,217,561
FNMA 5.50%, 7/1/34 ..................................  5,164        5,216,763
FNMA 6%, 7/1/34 .....................................  1,243        1,277,185
Final Maturity Amortizing Notes 05-2 1 4%, 2/25/10 ..  1,000          991,562
GNMA 6.50%, '23-'24 .................................  2,732        2,879,220
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $28,631,812)                                      29,089,962
-----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
MUNICIPAL BONDS--4.1%

CALIFORNIA--1.6%
Long Beach Pension Obligation Revenue Taxable
6.87%, 9/1/06 (FSA Insured) ......................... $  675     $    702,108
Pasadena Pension Funding Revenue Taxable Series A
7.15%, 5/15/11 (AMBAC Insured) ......................  1,000        1,144,830

San Bernardino County Financing Authority Pension
Obligation Revenue Taxable 6.87%, 8/1/08
(MBIA Insured) ......................................  1,335        1,445,645

San Bernardino County Pension Obligation Revenue
Taxable Series A 5.43%, 8/1/13 (FGIC Insured) .......  1,050        1,099,602

Ventura County Pension Obligation Taxable 6.54%,
11/1/05 (FSA Insured) ...............................  1,325        1,343,802
                                                                 ------------
                                                                    5,735,987
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
KENTUCKY--0.4%
Kentucky State Property and Buildings Commission
Revenue 5%, 10/1/12 (AMBAC Insured) ................. $1,500     $  1,650,810

PENNSYLVANIA--1.3%
Pittsburgh Pension General Obligation Taxable
Series C 6.50%, 3/1/17 (FGIC Insured) ...............  4,250        4,789,240

TEXAS--0.3%
Dallas-Fort Worth International Airport Facilities
Improvement Corporation Revenue Taxable 6.40%,
11/1/07 (MBIA Insured) ..............................  1,200        1,266,780

VIRGINIA--0.5%
Virginia State Public Building Authority Public
Facilities Revenue Series A 5%, 8/1/12 ..............  1,625        1,793,870
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $14,377,316)                                      15,236,687
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.3%

AmeriCredit Automobile Receivables Trust 01-D, A4
4.41%, 11/12/08 .....................................    672          674,911

AmeriCredit Automobile Receivables Trust 04-AF, A3
2.18%, 7/7/08 .......................................  1,000          990,327

Associates Manufactured Housing Pass Through 97-2,
A6 7.075%, 3/15/28(d) ...............................    797          820,107

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 .............................    695          666,888

Long Beach Auto Receivables Trust 04-A, A2 2.841%,
7/15/10(d) ..........................................  1,000          974,062

Morgan Stanley Auto Loan Trust 04-HB1, A4 3.33%,
10/15/11 ............................................  2,000        1,968,125

Onyx Acceptance Auto Trust 03-D, A4 3.20%, 3/15/10 ..  1,000          989,016
WFS Financial Owner Trust 03-1, A4 2.74%, 9/20/10 ...  1,000          989,172
Whole Auto Loan Trust 02-1 B 2.91%, 4/15/09 .........    280          278,858
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,411,995)                                        8,351,466
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.9%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07 ....    500          539,102

ALUMINUM--0.6%
Alcoa, Inc. 5.375%, 1/15/13 .........................  2,000        2,086,742

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Amvescap plc 5.375%, 12/15/14 .......................  1,000          996,025


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
AUTO PARTS & EQUIPMENT--0.5%
American Axle & Manufacturing, Inc. 5.25%, 2/11/14 .. $1,000     $    807,109
Lear Corp. Series B 7.96%, 5/15/05 ..................  1,000        1,001,245
                                                                 ------------
                                                                    1,808,354
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Corp. 4.75%, 1/15/08 .............    500          493,240

BROADCASTING & CABLE TV--1.1%
Comcast Corp. 5.30%, 1/15/14 ........................  1,000        1,015,022
Cox Communications, Inc. 7.75%, 8/15/06 .............    500          521,095
Cox Communications, Inc. 7.125%, 10/1/12 ............  1,000        1,111,153
Echostar DBS Corp. 5.75%, 10/1/08 ...................    750          741,562
Liberty Media Corp. 5.70%, 5/15/13 ..................    500          473,532
PanAmSat Corp. 6.375%, 1/15/08 ......................    240          241,800
                                                                 ------------
                                                                    4,104,164
                                                                 ------------
CASINOS & GAMING--0.9%
Harrah's Operating Co., Inc. 5.50%, 7/1/10 ..........    750          766,859
Mandalay Resort Group 6.375%, 12/15/11 ..............    750          760,312
MGM MIRAGE 9.75%, 6/1/07 ............................    550          595,375
Penn National Gaming, Inc. 6.875%, 12/1/11 ..........    245          245,613
Station Casinos, Inc. 6.875%, 3/1/16 ................  1,000        1,015,000
                                                                 ------------
                                                                    3,383,159
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10 .....................    500          568,433

CONSUMER FINANCE--2.0%
Capital One Financial Corp. 5.25%, 2/21/17 ..........    440          429,232
Ford Motor Credit Co. 7.25%, 10/25/11 ...............    650          600,794
General Electric Capital Corp. 6%, 6/15/12(i) .......  1,500        1,612,552
General Motors Acceptance Corp. 6.875%, 9/15/11 .....    600          525,671
Household Finance Corp.  4.125%, 11/16/09 ...........  1,000          981,426
HSBC Finance Corp. 6.75%, 5/15/11 ...................  1,000        1,106,562
SLM Corp. 4.25%, 2/1/10(d) ..........................  2,250        2,235,578
                                                                 ------------
                                                                    7,491,815
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Computer Sciences Corp. 3.50%, 4/15/08 ..............  1,000          977,747
Convergys Corp. 4.875%, 12/15/09 ....................    750          729,599
                                                                 ------------
                                                                    1,707,346
                                                                 ------------
DIVERSIFIED BANKS--1.4%
Bank of America Corp. 5.25%, 12/1/15 ................  1,500        1,543,566
National Capital Trust II 144A 5.486%, 12/29/49(b)(d)  1,000        1,025,477
Rabobank Capital Funding II 144A 5.26%, 12/29/49(b)(d) 1,100        1,108,163
U.S. Bank NA 6.30%, 7/15/08 .........................  1,500        1,595,628
                                                                 ------------
                                                                    5,272,834
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
DIVERSIFIED CAPITAL MARKETS--0.3%
Deutsche Bank AG NY Series GS 4.56%, 3/22/10(d)(i) .. $1,000     $    983,100

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(b) ...................    500          501,405

DIVERSIFIED COMMERCIAL SERVICES--0.2%
International Lease Finance Corp. 4.75%, 1/13/12 ....    625          614,243

ELECTRIC UTILITIES--0.5%
Entergy Gulf States, Inc. 3.60%, 6/1/08 .............    800          782,351
Oncor Electric Delivery Co. 6.375%, 1/15/15 .........  1,000        1,095,454
                                                                 ------------
                                                                    1,877,805
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%, 11/15/10 ..  1,000          996,756

ENVIRONMENTAL SERVICES--0.1%
Allied Waste North America 6.125%, 2/15/14 ..........    500          440,000

FOOD RETAIL--0.2%
Safeway, Inc. 4.125%, 11/1/08 .......................    750          733,321

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 6.75%, 3/15/12 .....................    950        1,014,162

GAS UTILITIES--0.4%
Amerigas Partners LP 144A 7.25%, 5/20/15(b)(h) ......  1,000        1,005,000

AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
Series B 8.875%, 5/20/11 ............................    500          545,000
                                                                 ------------
                                                                    1,550,000
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%, 9/1/08 ..............    795          863,569

HOMEBUILDING--0.8%
Horton (D.R.), Inc. 6.125%, 1/15/14 .................    700          709,145
Lennar Corp. 7.625%, 3/1/09 .........................  1,250        1,365,279
Ryland Group, Inc. (The) 8%, 8/15/06 ................    970        1,016,272
                                                                 ------------
                                                                    3,090,696
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.3%
Hilton Hotels Corp. 7.625%, 5/15/08 .................    750          812,002
La Quinta Properties 7%, 8/15/12 ....................     75           76,875
                                                                 ------------
                                                                      888,877
                                                                 ------------
INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06 ..................    500          510,912

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Sprint Capital Corp. 6.375%, 5/1/09 .................  1,000        1,064,203


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
INVESTMENT BANKING & BROKERAGE--1.1%
Credit Suisse First Boston USA, Inc. 5.125%, 1/15/14  $1,500     $  1,525,682
Goldman Sachs Group, Inc. 4.125%, 1/15/08 ...........    850          848,044
Lehman Brothers Holdings, Inc. 6.25%, 5/15/06 .......    500          511,792
Lehman Brothers Holdings, Inc. 4.375%, 11/30/10 .....    250          246,355
Merrill Lynch & Co., Inc. 5.30%, 9/30/15 ............  1,000        1,022,902
                                                                 ------------
                                                                    4,154,775
                                                                 ------------
LIFE & HEALTH INSURANCE--0.8%
Metlife, Inc. 5%, 11/24/13 ..........................  1,100        1,109,766
Protective Life Corp. 4.875%, 11/1/14 ...............    925          909,442
Protective Life Secured Trust 4.51%, 5/10/10(d) .....  1,000          995,000
                                                                 ------------
                                                                    3,014,208
                                                                 ------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12 ....................    475          528,989

MULTI-LINE INSURANCE--0.4%
Assurant, Inc. 5.625%, 2/15/14 ......................  1,250        1,294,984

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10 .....................    450          468,359

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Chesapeake Energy Corp. 6.875%, 1/15/16 .............    750          750,000

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.1%
Valero Energy Corp. 4.75%, 6/15/13 ..................    475          458,906

OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
Bosphorus Financial Services Ltd. 144A 4.83%,
2/15/12(b)(d) .......................................    250          249,946

JPMorgan Chase & Co. 5.125%, 9/15/14 ................    625          630,746

Principal Life Global Funding I 144A 4.40%,
10/1/10(b) ..........................................  1,000          991,042
                                                                 ------------
                                                                    1,871,734
                                                                 ------------
PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12 .......................  1,000        1,024,448

PAPER PRODUCTS--0.3%
International Paper Co. 4.25%, 1/15/09 ..............  1,000          987,920

RAILROADS--0.3%
Union Pacific Corp. 6.125%, 1/15/12 .................  1,000        1,073,778

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
EOP Operating LP 4.75%, 3/15/14 .....................    750          720,106

REGIONAL BANKS--0.9%
PNC Funding Corp. 5.25%, 11/15/15 ...................  2,000        2,040,514
Zions Bancorp 5.65%, 5/15/14.........................  1,250        1,298,996
                                                                 ------------
                                                                    3,339,510
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
REITS--1.2%
Colonial Properties Trust 6.25%, 6/15/14 ............ $1,800     $  1,892,619
iStar Financial, Inc. 5.375%, 4/15/10 ...............  1,125        1,128,264
Kimco Realty Corp. 4.82%, 8/15/11 ...................  1,500        1,499,038
                                                                 ------------
                                                                    4,519,921
                                                                 ------------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%, 9/15/09 .........    500          500,469

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 .....................    850          850,621

SYSTEMS SOFTWARE--0.1%
Computer Associates International, Inc. 144A 4.75%,
12/1/09(b) ..........................................    400          394,333

TECHNOLOGY DISTRIBUTORS--0.3%
Arrow Electronics, Inc. 6.875%, 7/1/13 ..............  1,000        1,075,710

THRIFTS & MORTGAGE FINANCE--0.6%
Golden West Financial Corp. 4.125%, 8/15/07 .........  1,000        1,002,279
Sovereign Bank 5.125%, 3/15/13 ......................  1,000        1,004,562
                                                                 ------------
                                                                    2,006,841
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%, 2/15/12 ...    500          478,750
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $72,493,725)                                      73,094,625
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--6.4%
Asset Backed Funding Corp. Net Interest Margin Trust
04-HE1, N1 144A 4.45%, 7/26/34(b) ...................    460          460,185

DLJ Commercial Mortgage Corp. 98-CF2, A1B
6.24%, 11/12/31 .....................................  1,385        1,464,720

First Horizon Mortgage Pass-Through Trust 05-AR1,
2A1 5.041%, 4/25/35(d) ..............................  1,483        1,485,262

GMAC Commercial Mortgage Securities, Inc. 97-C2,
A3 6.566%, 4/15/29 ..................................  1,241        1,300,304

GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
11/18/30(d) .........................................  2,327        2,434,498

Home Equity Asset Trust 03-8N, A 144A 5%,
5/27/34(b) ..........................................    270          270,413



Homestar Net Interest Margin Trust 04-3, A1 144A
5.50%, 7/25/34(b) ...................................    274          272,419

JPMorgan Chase & Co. Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 .........  1,500        1,625,137


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
Lehman Brothers Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 10/15/32 .......................... $2,000     $  2,208,107

Master Resecuritization Trust 04-3, CTFS 5%,
10/28/34 ............................................  1,085        1,069,751

Merrill Lynch Mortgage Investors, Inc. 96-C1, C
7.42%, 4/25/28 ......................................  1,400        1,424,670

Residential Asset Mortgage Products, Inc. 03-RS6, AI3
3.08%, 12/25/28 .....................................  2,000        1,984,305

Residential Funding Mortgage Securities I 05-SA1, 2A
4.916%, 3/25/35(d) ..................................  1,662        1,666,854

Structured Asset Securities Corp. 05-6, 4A1 5%,
4/1/35(h) ...........................................    775          763,133

Structured Asset Securities Corp. Net Interest Margin
Trust 04-23XS A 144A 5.50%, 2/28/35(b) ..............    557          556,650

Wells Fargo & Co. Mortgage Trust 04-EE, 2A3
3.989%, 1/25/35(d) ..................................  1,335        1,313,748

Wells Fargo & Co. Mortgage Trust 05-AR4, 2A1
4.543%, 4/25/35(d) ..................................  1,966        1,952,342

Wells Fargo & Co. Mortgage Trust 03-4, A18 5.50%,
6/25/33 .............................................  1,250        1,267,036
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,295,965)                                      23,519,534
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--5.5%

AUSTRALIA--0.2%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ............................................  1,100(k)       877,685

BRAZIL--0.5%
Federative Republic of Brazil 9.25%, 10/22/10 .......    350          378,875
Federative Republic of Brazil 7.875%, 3/7/15 ........    750          727,500

Federative Republic of Brazil DCB-L 3.125%,
4/15/12(d) ..........................................    824          771,811
                                                                 ------------
                                                                    1,878,186
                                                                 ------------
BULGARIA--0.2%
Republic of Bulgaria 144A 8.25%, 1/15/15(b) .........    580          721,375

COLOMBIA--0.1%
Republic of Colombia 10%, 1/23/12 ...................    500          549,500

COSTA RICA--0.8%
Republic of Costa Rica 144A 9.335%, 5/15/09(b) ......  1,500        1,657,500
Republic of Costa Rica 144A 9.995%, 8/1/20(b) .......  1,000        1,160,000
                                                                 ------------
                                                                    2,817,500
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
MEXICO--0.3%
United Mexican States 5.875%, 1/15/14 ............... $1,000     $  1,010,000

NEW ZEALAND--0.3%
Commonwealth of New Zealand Series 206 6.50%,
2/15/06 .............................................  1,300(l)       950,169

PANAMA--0.4%
Republic of Panama 7.25%, 3/15/15 ...................  1,300        1,355,250
Republic of Panama 9.375%, 1/16/23 ..................     50           59,000
                                                                 ------------
                                                                    1,414,250
                                                                 ------------
PERU--0.3%
Republic of Peru 8.75%, 11/21/33 ....................  1,200        1,272,000

RUSSIA--1.0%
Russian Federation 144A 8.25%, 3/31/10(b) ...........    750          820,313
Russian Federation RegS 8.25%, 3/31/10(c) ...........    500          546,900
Russian Federation RegS 5%, 3/31/30(c)(d) ...........  2,250        2,396,250
                                                                 ------------
                                                                    3,763,463
                                                                 ------------
SOUTH AFRICA--0.6%
Republic of South Africa 5.25%, 5/16/13 .............  1,000(f)     1,377,961
Republic of South Africa Series R152 12%, 2/28/06 ...  5,333(j)       910,300
                                                                 ------------
                                                                    2,288,261
                                                                 ------------
TURKEY--0.5%
Republic of Turkey 12.375%, 6/15/09 .................    900        1,082,250
Republic of Turkey 11.50%, 1/23/12 ..................    500          608,750
Republic of Turkey 7.25%, 3/15/15 ...................    250          243,750
                                                                 ------------
                                                                    1,934,750
                                                                 ------------
UKRAINE--0.1%
Republic of Ukraine RegS 11%, 3/15/07(c) ............    317          340,514

VENEZUELA--0.2%
Republic of Venezuela 5.375%, 8/7/10 ................    650          584,338
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $19,692,381)........................              20,401,991
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(g)--6.3%

AUSTRALIA--0.3%
United Energy Distribution Holdings Property Ltd.
144A 5.45%, 4/15/16(b) ..............................    500          525,105

Westfield Capital Corp. 144A 5.125%, 11/15/14(b) ....    775          775,680
                                                                 ------------
                                                                    1,300,785
                                                                 ------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
BRAZIL--0.3%
Petrobras International Finance Co. 9.125%, 7/2/13 .. $1,000     $  1,100,000

CANADA--0.6%
Methanex Corp. 7.75%, 8/15/05 .......................  1,800        1,827,000
Norske Skog Canada Ltd. 7.375%, 3/1/14 ..............    500          472,500
                                                                 ------------
                                                                    2,299,500
                                                                 ------------
CHILE--0.9%
Banco Santander Corp. 144A 5.375%, 12/9/14(b) .......    325          329,409
Enersis SA 7.375%, 1/15/14 ..........................  1,300        1,372,456
Petropower I Funding Trust 144A 7.36%, 2/15/14(b) ...  1,592        1,544,254
                                                                 ------------
                                                                    3,246,119
                                                                 ------------
HONG KONG--0.5%
Hutchison Whampoa International Ltd. 144A 5.45%,
11/24/10(b) .........................................  1,750        1,792,333

ITALY--0.5%
Telecom Italia Capital SA 4%, 11/15/08 ..............  2,000        1,957,710

KAZAKHSTAN--0.7%
Kazkommerts International BV 144A 7%, 11/3/09(b) ....  1,500        1,488,750
Kazkommerts International BV RegS 10.125%, 5/8/07(c)   1,000        1,080,000
                                                                 ------------
                                                                    2,568,750
                                                                 ------------
MALAYSIA--0.4%
Malaysia International Shipping Corp. Capital Ltd.
144A 6.125%, 7/1/14(b) ..............................    250          266,603

Petronas Capital Ltd. RegS 7%, 5/22/12(c) ...........  1,000        1,127,573
                                                                 ------------
                                                                    1,394,176
                                                                 ------------
MEXICO--0.5%
America Movil SA de CV 5.75%, 1/15/15 ...............  1,000          985,322
Pemex Project Funding Master Trust 8%, 11/15/11 .....    750          834,750
                                                                 ------------
                                                                    1,820,072
                                                                 ------------
NORWAY--0.2%
Norske Skogindustrier ASA 144A 6.125%, 10/15/15(b) ..    650          671,342

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(d) ...............    700          692,001

SOUTH KOREA--0.3%
Korea Development Bank 4.25%, 11/13/07 ..............    500          499,071
Korea Development Bank 3.875%, 3/2/09 ...............    750          730,409
                                                                 ------------
                                                                    1,229,480
                                                                 ------------
SWEDEN--0.3%
Nordea Bank Sweden AB 144A 5.25%, 11/30/12(b) .......  1,000        1,033,186


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
UNITED KINGDOM--0.3%
British Sky Broadcasting Group plc 6.875%, 2/23/09    $  500     $    538,846
HBOS plc 144A 5.375%, 11/29/49(b)(d) ..............      750          760,288
                                                                 ------------
                                                                    1,299,134
                                                                 ------------
UNITED STATES--0.3%
Bowater Canada Finance 7.95%, 11/15/11 ............    1,000          995,000
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $23,440,348) .....................                23,399,588
-----------------------------------------------------------------------------


                                                     SHARES
                                                    --------
DOMESTIC COMMON STOCKS--46.4%

AEROSPACE & DEFENSE--1.1%
Boeing Co. (The) ..................................   21,900        1,303,488
Honeywell International, Inc. .....................   14,900          532,824
Lockheed Martin Corp. .............................    6,900          420,555
United Technologies Corp. .........................   19,400        1,973,368
                                                                 ------------
                                                                    4,230,235
                                                                 ------------
AGRICULTURAL PRODUCTS--0.3%
Archer-Daniels-Midland Co. ........................   55,500          998,445

ALTERNATIVE CARRIERS--0.2%
PanAmSat Holding Corp. ............................   47,400          836,610

APPAREL RETAIL--0.3%
Gap, Inc. (The) ...................................   41,200          879,620
Limited Brands, Inc. ..............................   11,100          240,759
                                                                 ------------
                                                                    1,120,379
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
V. F. Corp. .......................................    4,300          243,337

APPLICATION SOFTWARE--0.4%
Autodesk, Inc. ....................................   25,800          821,214
Intuit, Inc.(e) ...................................    9,000          362,700
Parametric Technology Corp.(e) ....................   44,100          234,612
                                                                 ------------
                                                                    1,418,526
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Northern Trust Corp. ..............................   18,900          851,067
State Street Corp. ................................    5,800          268,134
                                                                 ------------
                                                                    1,119,201
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. ....................................   65,900          600,349


                                                     SHARES         VALUE
                                                    --------     ------------
BIOTECHNOLOGY--0.2%
Applera Corp. - Applied Biosystems Group ..........    5,500     $    116,600
Cephalon, Inc.(e) .................................    8,600          377,540
Invitrogen Corp.(e) ...............................    2,100          153,867
                                                                 ------------
                                                                      648,007
                                                                 ------------
BUILDING PRODUCTS--0.2%
Masco Corp. .......................................   23,800          749,462

COMMUNICATIONS EQUIPMENT--1.3%
ADTRAN, Inc. ......................................   12,000          248,760
Cisco Systems, Inc.(e) ............................  151,600        2,619,648
Harris Corp. ......................................    8,000          225,600
Motorola, Inc. ....................................   99,400        1,524,796
QUALCOMM, Inc. ....................................   10,500          366,345
                                                                 ------------
                                                                    4,985,149
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.1%
Best Buy Co., Inc. ................................   10,100          508,434

COMPUTER HARDWARE--1.6%
Apple Computer, Inc.(e) ...........................   22,100          796,926
Dell, Inc.(e) .....................................   55,600        1,936,548
Hewlett-Packard Co. ...............................   56,300        1,152,461
International Business Machines Corp. .............   25,200        1,924,776
NCR Corp.(e) ......................................    6,100          201,300
                                                                 ------------
                                                                    6,012,011
                                                                 ------------
CONSTRUCTION MATERIALS--0.0%
Vulcan Materials Co. ..............................    1,300           68,952

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
Deere & Co. .......................................    2,100          131,334
PACCAR, Inc. ......................................    7,150          485,485
                                                                 ------------
                                                                      616,819
                                                                 ------------
CONSUMER FINANCE--0.5%
Capital One Financial Corp. .......................    8,900          630,921
MBNA Corp. ........................................   66,100        1,305,475
                                                                 ------------
                                                                    1,936,396
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Automatic Data Processing, Inc. ...................   16,000          695,040
CheckFree Corp.(e) ................................    2,800          102,704
Computer Sciences Corp.(e) ........................    4,800          208,704
Fiserv, Inc.(e) ...................................   19,700          833,310
Sabre Holdings Corp. Class A ......................   18,100          354,036
                                                                 ------------
                                                                    2,193,794
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     SHARES         VALUE
                                                    --------     ------------
DEPARTMENT STORES--0.8%
Federated Department Stores, Inc. .................   19,500     $  1,121,250
Nordstrom, Inc. ...................................   15,800          803,114
Penney (J.C.) Co., Inc. ...........................   22,700        1,076,207
                                                                 ------------
                                                                    3,000,571
                                                                 ------------
DIVERSIFIED BANKS--3.0%
Bank of America Corp. .............................  132,600        5,972,304
Comerica, Inc. ....................................    6,000          343,560
U.S. Bancorp ......................................   20,400          569,160
Wachovia Corp. ....................................   67,300        3,444,414
Wells Fargo & Co. .................................   11,100          665,334
                                                                 ------------
                                                                   10,994,772
                                                                 ------------
DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. (The) ............................   19,100          877,263
Eastman Chemical Co. ..............................   19,200        1,036,800
PPG Industries, Inc. ..............................    2,400          162,120
                                                                 ------------
                                                                    2,076,183
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
Cendant Corp. .....................................   36,900          734,679
Dun & Bradstreet Corp.(e) .........................    5,600          349,664
                                                                 ------------
                                                                    1,084,343
                                                                 ------------
DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp. ................................    2,700          231,795

ELECTRIC UTILITIES--0.1%
Exelon Corp. ......................................    7,200          356,400

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
Emerson Electric Co. ..............................   20,600        1,291,002

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(e) .....................    6,100          126,575
Tektronix, Inc. ...................................   28,600          619,476
                                                                 ------------
                                                                      746,051
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Monsanto Co. ......................................   12,300          721,026

FOOTWEAR--0.2%
NIKE, Inc. Class B ................................   11,000          844,910

HEALTH CARE EQUIPMENT--0.5%
Becton, Dickinson & Co. ...........................   14,000          819,280
PerkinElmer, Inc. .................................   20,700          382,950
Thermo Electron Corp.(e) ..........................   21,300          532,074
                                                                 ------------
                                                                    1,734,304
                                                                 ------------


                                                     SHARES         VALUE
                                                    --------     ------------
HEALTH CARE SERVICES--0.2%
IMS Health, Inc. ..................................   28,900     $    693,022

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. ...............................   12,800          960,000

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The) ............................   44,200        1,563,354
Sherwin-Williams Co. (The) ........................   25,300        1,127,621
                                                                 ------------
                                                                    2,690,975
                                                                 ------------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The) ........................   14,100        1,179,183

HOUSEHOLD PRODUCTS--1.0%
Kimberly-Clark Corp. ..............................   27,500        1,717,375
Procter & Gamble Co. (The) ........................   34,600        1,873,590
                                                                 ------------
                                                                    3,590,965
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.3%
Fortune Brands, Inc. ..............................   14,300        1,209,494

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Constellation Energy Group, Inc. ..................   52,700        2,769,912

INDUSTRIAL CONGLOMERATES--0.3%
3M Co. ............................................    7,500          573,525
Textron, Inc. .....................................    5,700          429,495
                                                                 ------------
                                                                    1,003,020
                                                                 ------------
INDUSTRIAL GASES--0.2%
Air Products and Chemicals, Inc. ..................   12,200          716,506

INDUSTRIAL MACHINERY--1.0%
Eaton Corp. .......................................   19,800        1,161,270
Ingersoll-Rand Co. Class A ........................   30,500        2,344,535
Parker Hannifin Corp. .............................    4,000          239,760
                                                                 ------------
                                                                    3,745,565
                                                                 ------------
INSURANCE BROKERS--0.1%
AON Corp. .........................................    7,500          156,375
Willis Group Holdings Ltd. ........................   10,400          347,880
                                                                 ------------
                                                                      504,255
                                                                 ------------
INTEGRATED OIL & GAS--3.7%
ChevronTexaco Corp. ...............................   55,200        2,870,400
ConocoPhillips ....................................    6,600          692,010
Exxon Mobil Corp. .................................  131,300        7,488,039
Occidental Petroleum Corp. ........................   36,900        2,546,100
                                                                 ------------
                                                                   13,596,549
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     SHARES         VALUE
                                                    --------     ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.0%
ALLTEL Corp. ......................................   13,900     $    791,744
AT&T Corp. ........................................   38,600          738,418
BellSouth Corp. ...................................   38,700        1,025,163
Citizens Communications Co. .......................   71,700          914,175
SBC Communications, Inc. ..........................   42,500        1,011,500
Verizon Communications, Inc. ......................   76,900        2,753,020
                                                                 ------------
                                                                    7,234,020
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.1%
EarthLink, Inc.(e) ................................   59,900          549,882

INVESTMENT BANKING & BROKERAGE--0.8%
Ameritrade Holding Corp.(e) .......................   31,800          333,264
E*TRADE Financial Corp.(e) ........................   12,500          138,875
Goldman Sachs Group, Inc. (The) ...................   22,700        2,424,133
                                                                 ------------
                                                                    2,896,272
                                                                 ------------
LEISURE PRODUCTS--0.1%
Marvel Enterprises, Inc.(e) .......................   26,600          521,360

LIFE & HEALTH INSURANCE--1.2%
AFLAC, Inc. .......................................    6,700          272,355
Lincoln National Corp. ............................   23,000        1,034,310
MetLife, Inc. .....................................   49,700        1,933,330
Protective Life Corp. .............................    2,400           91,776
Prudential Financial, Inc. ........................   15,100          862,965
Stancorp Financial Group, Inc. ....................    1,400          107,128
                                                                 ------------
                                                                    4,301,864
                                                                 ------------
MANAGED HEALTH CARE--1.6%
Aetna, Inc. .......................................   13,300          975,821
CIGNA Corp. .......................................    6,200          570,276
UnitedHealth Group, Inc. ..........................   32,400        3,062,124
WellPoint, Inc.(e) ................................    8,800        1,124,200
                                                                 ------------
                                                                    5,732,421
                                                                 ------------
METAL & GLASS CONTAINERS--0.0%
Silgan Holdings, Inc. .............................    2,300          140,714

MOVIES & ENTERTAINMENT--1.9%
Time Warner, Inc.(e) ..............................  214,100        3,599,021
Viacom, Inc. Class B ..............................   37,100        1,284,402
Walt Disney Co. (The) .............................   86,100        2,273,040
                                                                 ------------
                                                                    7,156,463
                                                                 ------------
MULTI-LINE INSURANCE--0.8%
American International Group, Inc. ................   52,400        2,664,540
Hartford Financial Services Group, Inc. (The) .....    2,200          159,214
Unitrin, Inc. .....................................    2,300          104,650
                                                                 ------------
                                                                    2,928,404
                                                                 ------------


                                                     SHARES         VALUE
                                                    --------     ------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Sempra Energy .....................................   53,500     $  2,160,330

OFFICE ELECTRONICS--0.2%
Xerox Corp.(e) ....................................   43,100          571,075

OIL & GAS DRILLING--0.1%
Pride International, Inc.(e) ......................   12,900          287,670

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Citigroup, Inc. ...................................   62,000        2,911,520
JPMorgan Chase & Co. ..............................   90,024        3,194,952
                                                                 ------------
                                                                    6,106,472
                                                                 ------------
PACKAGED FOODS & MEATS--1.2%
General Mills, Inc. ...............................   18,100          894,140
Kellogg Co. .......................................   65,900        2,962,205
Tyson Foods, Inc. Class A .........................   31,000          523,590
                                                                 ------------
                                                                    4,379,935
                                                                 ------------
PAPER PRODUCTS--0.0%
Georgia-Pacific Corp. .............................    1,700           58,259

PHARMACEUTICALS--3.8%
Bristol-Myers Squibb Co. ..........................   60,100        1,562,600
Johnson & Johnson .................................   79,800        5,476,674
Merck & Co., Inc. .................................   38,900        1,318,710
Pfizer, Inc. ......................................  178,100        4,838,977
Wyeth .............................................   15,100          678,594
                                                                 ------------
                                                                   13,875,555
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co. .................................   47,300        1,182,500

PROPERTY & CASUALTY INSURANCE--1.1%
Allstate Corp. (The) ..............................   49,000        2,751,840
Cincinnati Financial Corp. ........................    3,360          135,206
Mercury General Corp. .............................    4,600          243,156
Progressive Corp. (The) ...........................    8,500          775,795
                                                                 ------------
                                                                    3,905,997
                                                                 ------------
PUBLISHING & PRINTING--0.3%
McGraw-Hill Cos., Inc. (The) ......................   10,600          923,048
Meredith Corp. ....................................    2,700          126,900
                                                                 ------------
                                                                    1,049,948
                                                                 ------------
RAILROADS--0.1%
Norfolk Southern Corp. ............................   10,300          323,420

REGIONAL BANKS--0.6%
Bank of Hawaii Corp. ..............................    8,200          388,270
BB&T Corp. ........................................    2,400           94,104


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                     SHARES         VALUE
                                                    --------     ------------
REGIONAL BANKS--CONTINUED
Hibernia Corp. Class A ............................   21,700     $    677,691
KeyCorp ...........................................   18,300          606,828
National City Corp. ...............................    5,300          179,988
SunTrust Banks, Inc. ..............................    3,000          218,490
                                                                 ------------
                                                                    2,165,371
                                                                 ------------
REITS--0.2%
Highwoods Properties, Inc. ........................   10,700          300,991
Maguire Properties, Inc. ..........................   13,800          351,900
                                                                 ------------
                                                                      652,891
                                                                 ------------
RESTAURANTS--0.6%
McDonald's Corp. ..................................   53,600        1,571,016
Yum! Brands, Inc. .................................   17,100          803,016
                                                                 ------------
                                                                    2,374,032
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.1%
Applied Materials, Inc.(e) ........................   35,900          533,833

SEMICONDUCTORS--1.5%
Freescale Semiconductor, Inc. Class B(e) ..........   11,014          207,724
Intel Corp. .......................................  150,800        3,546,816
Maxim Integrated Products, Inc. ...................   11,200          418,880
OmniVision Technologies, Inc.(e) ..................   12,300          172,200
Texas Instruments, Inc. ...........................   44,200        1,103,232
                                                                 ------------
                                                                    5,448,852
                                                                 ------------
SOFT DRINKS--0.1%
Pepsi Bottling Group, Inc. (The) ..................    7,800          223,626
PepsiAmericas, Inc. ...............................   11,400          281,466
                                                                 ------------
                                                                      505,092
                                                                 ------------
SPECIALTY CHEMICALS--0.1%
Rohm & Haas Co. ...................................    5,900          257,594

SPECIALTY STORES--0.0%
Staples, Inc. .....................................    6,000          114,420

STEEL--0.0%
United States Steel Corp. .........................    2,600          111,176

SYSTEMS SOFTWARE--1.9%
Adobe Systems, Inc. ...............................   10,400          618,488
Microsoft Corp. ...................................  199,100        5,037,230
Oracle Corp.(e) ...................................  129,600        1,498,176
                                                                 ------------
                                                                    7,153,894
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.1%
Tech Data Corp.(e) ................................    6,500          237,445


                                                     SHARES         VALUE
                                                    --------     ------------
THRIFTS & MORTGAGE FINANCE--0.0%
Countrywide Financial Corp. .......................    4,200     $    151,998

TOBACCO--0.5%
Reynolds American, Inc. ...........................   13,600        1,060,392
UST, Inc. .........................................   15,200          696,160
                                                                 ------------
                                                                    1,756,552
                                                                 ------------

TRUCKING--0.1%
CNF, Inc. .........................................    8,100          346,275
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $146,851,085)                                    171,198,895
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(g)--0.9%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden) ............................   11,300          500,025

HEALTH CARE SUPPLIES--0.3%
Alcon, Inc. (United States) .......................   10,400        1,008,800

INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd. (United States) ...........   52,900        1,656,299
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,702,672)                                        3,165,124
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $339,897,299)                                    367,457,872
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------
SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER--0.7%
UBS Finance Delaware LLC 2.93%, 5/2/05 ............   $  715     $    714,884
Gannett Co. 2.76%, 5/5/05 .........................    1,980        1,979,451
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,694,335)                                        2,694,335
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $342,591,634)                                    370,152,207(a)
Other assets and liabilities, net--(0.4)%                          (1,409,859)
                                                                 ------------
NET ASSETS--100.0%                                               $368,742,348
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,878,909 and gross depreciation of $8,739,851 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $347,013,149.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $21,073,172 or 5.7% of net assets.
(c) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Par value represents Euro.
(g) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(h) This security has a delayed delivery settlement date.
(i) All or a portion segregated as collateral for forward currency contracts or delayed delivery transactions.
(j) Par value represents South African Rand.
(k) Par value represents Australian Dollar.
(l) Par value represents New Zealand Dollar.
(m) Table excludes short-term investments.


                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

ASSETS
Investment securities at value
   (Identified cost $342,591,634)                                  $370,152,207
Cash                                                                      1,348
Receivables
   Investment securities sold                                         5,202,651
   Dividends and interest                                             2,736,252
   Fund shares sold                                                      28,180
Trustee retainer                                                          2,220
Prepaid expenses                                                         15,227
                                                                   ------------
     Total assets                                                  $378,138,085
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    8,141,740
   Fund shares repurchased                                              711,930
   Investment advisory fee                                              214,299
   Transfer agent fee                                                   139,350
   Distribution and service fees                                         87,912
   Financial agent fee                                                   20,033
Net unrealized depreciation on forward currency contracts                 9,612
Accrued expenses                                                         70,861
                                                                   ------------
     Total liabilities                                                9,395,737
                                                                   ------------
NET ASSETS                                                         $368,742,348
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $347,118,060
Undistributed net investment income                                     818,059
Accumulated net realized loss                                        (6,745,808)
Net unrealized appreciation                                          27,552,037
                                                                   ------------
NET ASSETS                                                         $368,742,348
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $350,609,296)                 39,386,671
Net asset value per share                                                 $8.90
Offering price per share $8.90/(1-5.75%)                                  $9.44

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,144,614)                   1,803,470
Net asset value and offering price per share                              $8.95

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,988,438)                      220,386
Net asset value and offering price per share                              $9.02



                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2005

INVESTMENT INCOME
Interest                                                            $10,719,555
Dividends                                                             3,913,767
Foreign taxes withheld                                                      (43)
                                                                    -----------
     Total investment income                                         14,633,279
                                                                    -----------
EXPENSES
Investment advisory fee                                               2,737,696
Service fees, Class A                                                   922,898
Distribution and service fees, Class B                                  198,645
Distribution and service fees, Class C                                   20,757
Financial agent fee                                                     262,432
Transfer agent                                                          702,668
Custodian                                                                89,343
Printing                                                                 82,054
Professional                                                             39,976
Trustees                                                                 37,347
Registration                                                             23,135
Miscellaneous                                                            42,953
                                                                    -----------
     Total expenses                                                   5,159,904
     Custodian fees paid indirectly                                        (197)
                                                                    -----------
     Net expenses                                                     5,159,707
                                                                    -----------
NET INVESTMENT INCOME                                                 9,473,572
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     12,211,589
Net realized loss on foreign currency transactions                      (36,604)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translations                    (9,110)
Net change in unrealized appreciation (depreciation) on
   investments                                                         (450,950)
                                                                    -----------
NET GAIN ON INVESTMENTS                                              11,714,925
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $21,188,497
                                                                    ===========


                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  Year Ended           Year Ended
                                                                                                April 30, 2005       April 30, 2004
                                                                                                --------------       --------------
FROM OPERATIONS
   Net investment income (loss)                                                                  $  9,473,572         $ 10,600,953
   Net realized gain (loss)                                                                        12,174,985           20,169,282
   Net change in unrealized appreciation (depreciation)                                              (460,060)          19,253,958
                                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     21,188,497           50,024,193
                                                                                                 ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                  (9,783,602)         (10,858,705)
   Net investment income, Class B                                                                    (368,894)            (592,870)
   Net investment income, Class C                                                                     (38,759)             (33,970)
                                                                                                 ------------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (10,191,255)         (11,485,545)
                                                                                                 ------------         ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,094,733 and 1,784,811 shares, respectively)                     9,714,620           15,150,135
   Net asset value of shares issued from reinvestment of distributions
     (867,044 and 1,021,170 shares, respectively)                                                   7,684,700            8,710,049
   Cost of shares repurchased (6,607,522 and 6,782,776 shares, respectively)                      (58,516,129)         (57,949,406)
                                                                                                 ------------         ------------
Total                                                                                             (41,116,809)         (34,089,222)
                                                                                                 ------------         ------------
CLASS B
   Proceeds from sales of shares (154,129 and 197,138 shares, respectively)                         1,373,281            1,681,753
   Net asset value of shares issued from reinvestment of distributions
     (36,038 and 62,362 shares, respectively)                                                         320,898              533,838
   Cost of shares repurchased (1,168,832 and 1,779,636 shares, respectively)                      (10,412,073)         (15,209,223)
                                                                                                 ------------         ------------
Total                                                                                              (8,717,894)         (12,993,632)
                                                                                                 ------------         ------------
CLASS C
   Proceeds from sales of shares (59,736 and 73,950 shares, respectively)                             536,738              638,396
   Net asset value of shares issued from reinvestment of distributions
     (4,037 and 3,451 shares, respectively)                                                            36,316               29,887
   Cost of shares repurchased (69,006 and 23,202 shares, respectively)                               (624,908)            (201,945)
                                                                                                 ------------         ------------
Total                                                                                                 (51,854)             466,338
                                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      (49,886,557)         (46,616,516)
                                                                                                 ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          (38,889,315)          (8,077,868)

NET ASSETS
   Beginning of period                                                                            407,631,663          415,709,531
                                                                                                 ------------         ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $818,059 AND $756,964, RESPECTIVELY]                                                     $368,742,348         $407,631,663
                                                                                                 ============         ============

                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                  FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                           -------------------------------------------------------------
                                                                                   YEAR ENDED APRIL 30,
                                                           -------------------------------------------------------------
                                                            2005          2004(5)      2003          2002(4)       2001
Net asset value, beginning of period                       $ 8.66        $ 7.92       $ 8.41        $ 8.98        $ 9.75
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.22(2)       0.22(2)      0.24(2)       0.29(2)       0.32
   Net realized and unrealized gain (loss)                   0.26          0.76        (0.48)        (0.56)        (0.30)
                                                           ------        ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                        0.48          0.98        (0.24)        (0.27)         0.02
                                                           ------        ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.24)        (0.24)       (0.25)        (0.30)        (0.35)
   Distributions from net realized gains                       --            --           --            --         (0.44)
                                                           ------        ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                    (0.24)        (0.24)       (0.25)        (0.30)        (0.79)
                                                           ------        ------       ------        ------        ------
Change in net asset value                                    0.24          0.74        (0.49)        (0.57)        (0.77)
                                                           ------        ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                             $ 8.90        $ 8.66       $ 7.92        $ 8.41        $ 8.98
                                                           ======        ======       ======        ======        ======
Total return(1)                                              5.53%        12.40%       (2.70)%       (3.01)%        0.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $350,609      $381,423     $380,101      $432,632      $453,174

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        1.28%         1.29%        1.28 %        1.26 %        1.26%(3)
   Net investment income                                     2.46%         2.54%        3.10 %        3.29 %        3.41%
Portfolio turnover                                             59%           83%          93 %          64 %          48%

                                                                                          CLASS B
                                                           -------------------------------------------------------------
                                                                                   YEAR ENDED APRIL 30,
                                                           -------------------------------------------------------------
                                                            2005         2004(5)       2003          2002(4)        2001
Net asset value, beginning of period                       $ 8.71        $ 7.96       $ 8.43        $ 9.00        $ 9.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.15(2)       0.16(2)      0.18(2)       0.22(2)       0.24
   Net realized and unrealized gain (loss)                   0.26          0.76        (0.47)        (0.56)        (0.29)
                                                           ------        ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                        0.41          0.92        (0.29)        (0.34)        (0.05)
                                                           ------        ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.17)        (0.17)       (0.18)        (0.23)        (0.28)
   Distributions from net realized gains                       --            --           --            --         (0.44)
                                                           ------        ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                    (0.17)        (0.17)       (0.18)        (0.23)        (0.72)
                                                           ------        ------       ------        ------        ------
Change in net asset value                                    0.24          0.75        (0.47)        (0.57)        (0.77)
                                                           ------        ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                             $ 8.95        $ 8.71       $ 7.96        $ 8.43        $ 9.00
                                                           ======        ======       ======        ======        ======
Total return(1)                                              4.69%        11.61%       (3.42)%       (3.78)%       (0.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $16,145       $24,228      $34,234       $70,096      $138,837

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        2.03%         2.04%        2.03 %        2.01 %        2.01 %(3)
   Net investment income                                     1.71%         1.82%        2.37 %        2.55 %        2.65 %
Portfolio turnover                                             59%           83%          93 %          64 %          48 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 3.26% to 3.29% and from 2.53% to 2.55% for Class A and Class B, respectively. There was no effect to net investment income
    (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.00 and $0.00 and the net investment income ratio for the period ending April 30, 2004 by 0.04% and 0.03% for Class A and Class B, respectively. Prior to May 1, 2003, the Fund did not hold any debt index securities.

                        See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                  FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                           -------------------------------------------------------------
                                                                                   YEAR ENDED APRIL 30,
                                                           -------------------------------------------------------------
                                                            2005          2004(5)      2003          2002(4)       2001
Net asset value, beginning of period                       $ 8.78        $ 8.02       $ 8.49        $ 9.07        $ 9.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.15(2)       0.15(2)      0.19(2)       0.22(2)       0.25
   Net realized and unrealized gain (loss)                   0.26          0.78        (0.48)        (0.57)        (0.31)
                                                           ------        ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                        0.41          0.93        (0.29)        (0.35)        (0.06)
                                                           ------        ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.17)        (0.17)       (0.18)        (0.23)        (0.28)
   Distributions from net realized gains                       --            --           --            --         (0.44)
                                                           ------        ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                                    (0.17)        (0.17)       (0.18)        (0.23)        (0.72)
                                                           ------        ------       ------        ------        ------
Change in net asset value                                    0.24          0.76        (0.47)        (0.58)        (0.78)
                                                           ------        ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                             $ 9.02        $ 8.78       $ 8.02        $ 8.49        $ 9.07
                                                           ======        ======       ======        ======        ======
Total return(1)                                              4.65%        11.64%       (3.39)%       (3.86)%       (0.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $1,988        $1,980       $1,374        $1,223          $699

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        2.03%         2.04%        2.04 %        2.02 %        2.01 %(3)
   Net investment income                                     1.71%         1.77%        2.35 %        2.50 %        2.67 %
Portfolio turnover                                             59%           83%          93 %          64 %          48 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 2.47% to 2.50% for Class C. There was no effect to net investment income (loss) per share and net realized and unrealized gain
    (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.01 and the net investment income ratio for the period ending April 30, 2004 by 0.04% for Class C. Prior to May 1, 2003, the Fund did not hold any debt index securities.


                        See Notes to Financial Statements

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005


1. ORGANIZATION
   Phoenix Investment Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently two Funds are offered for sale (each a "Fund"). The Phoenix Global Utilities Fund has an investment objective to seek both capital appreciation and current income. The Phoenix Income & Growth Fund (formerly Phoenix-Oakhurst Income & Growth Fund) is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Phoenix Income & Growth Fund has a secondary investment objective to achieve capital appreciation when it is consistent with the Fund's primary objective. The secondary objective is a non-fundamental policy that may be changed without shareholder vote.
   The Funds offer the following classes of shares for sale:

Fund                                                 Class A   Class B   Class C
----                                                 -------   -------   -------
Global Utilities Fund ...........................       X         --        X
Income & Growth Fund ............................       X         X         X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   On April 29, 2005 the Global Utilities Fund utilized international fair value pricing for the foreign common stocks. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)


D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are declared and recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2005, the Income & Growth Fund had entered into forward currency contracts as follows:

                                                                       Net
                                                                   Unrealized
    Contract         In Exchange        Settlement                Appreciation
   to Receive            for               Date         Value    (Depreciation)
---------------    ---------------      ----------    --------   --------------
98,219,550  JPY    USD     950,000       6/13/05      $940,388      ($9,612)

JPY Japanese Yen     USD United States Dollar

H. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. DEBT INDEX SECURITIES:
   Each Fund may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.
   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)

   The Income & Growth Fund reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

K. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

L. INDEMNIFICATIONS:
   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds' enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Advisers (the "Advisers"), Phoenix Investment Counsel, Inc. ("PIC") for the Income & Growth Fund and Duff & Phelps Investment Management Co. ("Duff & Phelps") for the Global Utilities Fund, each indirect wholly-owned subsidiaries of The Phoenix Companies, Inc. ("PNX"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                   1st        $1-2       $2+
                                                 Billion     Billion   Billion
                                                 -------     -------   -------
Global Utilities Fund ........................    0.65%       0.60%      0.55%
Income & Growth Fund .........................    0.70%       0.65%      0.60%

   Duff & Phelps has voluntarily agreed to reimburse, through December 31, 2005, the Fund's expenses, other than Management Fees and Distribution and Service Fees, to the extent that such expenses exceed the 1.15% and 1.90% of the average annual net assets of Class A Shares and Class C Shares, respectively. The adviser will not seek to recapture any prior years' reimbursed expenses or waived fees.

   Engemann Asset Management ("EAM") is the subadviser to the Income & Growth Fund. For its services EAM receives from the advisor a fee equal to 0.35% of the average daily net assets of the fund up to $1 billion, 0.325% of such value between $1 billion and $2 billion and 0.30% of such value in excess of $2 billion. EAM is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.
   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the period ("period") ended April 30, 2005, as follows:

                                    Class A         Class B          Class C
                                  Net Selling      Deferred         Deferred
                                  Commissions    Sales Charges    Sales Charges
                                  -----------    -------------    -------------
Global Utilities Fund ..........    $ 1,072          $   --          $   --
Income & Growth Fund ...........     12,071          20,134           1,903

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended April 30, 2005, the Trust incurred PEPCO financial agent fees totaling $273,414.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2005, transfer agent fees were $718,560, as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Global Utilities Fund ..........................................           --
Income & Growth Fund ...........................................     $284,510

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)

   At April 30, 2005, PNX and its affiliates, and the retirement plans of PNX and its affiliates held shares of the Trust as follows:

                                                                       Aggregate
                                                                       Net Asset
                                                            Shares       Value
                                                            -------   ----------
Global Utilities Fund, Class A ..........................   493,775   $5,001,941
Global Utilities Fund, Class C ..........................    10,068      101,888
Income & Growth Fund, Class C ...........................    12,481      112,579

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended April 30, 2005, were as follows:

                                                        Purchases      Sales
                                                      ------------  ------------
Global Utilities Fund .............................   $  7,080,146  $    953,267
Income & Growth Fund ..............................    203,012,911   261,914,139

   Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2005, were as follows:

                                                        Purchases      Sales
                                                      ------------  ------------
Income & Growth Fund ..............................    $24,177,202   $7,246,115

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

6. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies and its subsidiaries with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

7. FEDERAL INCOME TAX INFORMATION
   The Trust has the following capital loss carryovers, which may be used to offset future capital gains:

                                                             Expiration Year
                                                       -------------------------
Fund                                                      2011           Total
----                                                   ----------     ----------
Income & Growth Fund ...............................   $3,274,858     $3,274,858

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryover.
   For the period ended April 30, 2005, the Income & Growth Fund utilized losses of $11,846,984 deferred in prior years against current year capital gains.
   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended April 30, 2005, the Trust deferred and recognized post-October losses as follows:

                                            Capital Deferred   Currency Deferred
                                            ----------------   -----------------
Global Utilities Fund ....................       $14,129                 --
Income & Growth Fund .....................            --            $64,306

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the schedule of investments) consist of undistributed ordinary income of $808,447 for the Income & Growth Fund and $26,400 for the Global Utilities Fund and undistributed long-term capital gains of $0 for each Fund. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)

distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

8. RECLASSIFICATION OF CAPITAL ACCOUNTS
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net assets value of the Funds. As of April 30, 2005, the Funds recorded reclassifications to increase (decreased) the accounts listed below:

                               Capital paid
                               In on Shares      Accumulated       Undistributed
                               of Beneficial     Net Realized     Net Investment
                                 Interest        Gain (Loss)       Income (Loss)
                               -------------     ------------     --------------
Global Utilities Fund ........          --         $ (4,079)          $ 4,079
Income & Growth Fund .........   $(541,355)        (237,423)          778,778

9. OTHER
   As of April 30, 2005, Global Utilities Fund had a single shareholder account, which amounted to approximately 77% of the total shares outstanding.

10. PROXY VOTING PROCEDURES (UNAUDITED)
   The Advisers and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

11. FORM N-Q INFORMATION (UNAUDITED)
   Effective July 31, 2004, the Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)
   For the fiscal year ended April 30, 2005, for federal income tax purposes, 63% of the ordinary income dividends earned by the Global Utilities Fund and 37.9% of the ordinary income dividends earned by the Income & Growth Fund qualify for the dividends received deduction for corporate shareholders.
   For the fiscal year ended April 30, 2005, the Global Utilities Fund and Income & Growth Fund, respectively, hereby designate 100% and 38.3%, or the maximum amounts allowable, of their ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]


To the Board of Trustees of
Phoenix Investment Series Fund and Shareholders of
Phoenix Global Utilities Fund
Phoenix Income & Growth Fund


   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Global Utilities Fund and Phoenix Income & Growth Fund (formerly Phoenix Oakhurst Income & Growth Fund) (constituting the Phoenix Investment Series Fund, hereafter referred to as the "Trust") at April 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
[GRAPHIC OMITTED]


Boston, Massachusetts
June 20, 2005

PHOENIX INVESTMENT SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS
APRIL 30, 2005 (UNAUDITED)

   The Board of Trustees (the "Board") is responsible for overseeing the performance of each Fund's Adviser (the "Adviser") and Subadviser and determining whether to approve and renew the Funds' investment advisory and subadvisory arrangements. In approving each agreement, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the agreement and the overall fairness of the agreement to the Fund. A report from the Adviser and Subadviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting (in the case of the Global Utilities Fund, the meeting at which the Fund was first authorized to file for registration) and reviewed with them at that meeting.

GLOBAL UTILITIES FUND ADVISORY AGREEMENT
   In advance of authorizing the registration of the Fund, with respect to the nature and quality of the services provided, the Board reviewed information comparing the performance of the other accounts similarly managed by the Adviser and a relevant market index. The Board noted that in each instance the performance of each exceeded that of its peers and the benchmark. The Board reviewed the plans for allocation of the Fund's brokerage commissions, including any potential allocations to affiliates of the Adviser, the Adviser's record of compliance with its investment policies and restrictions on personal securities transactions and found no evidence of material or systemic compliance violations by other funds managed by the Adviser. The Board also regularly reviews data relating to the quality of brokerage execution received by other of the funds in the fund complex, including the Adviser's use of brokers or dealers in fund transactions that provided research and other services to the Adviser and the potential benefits derived by the funds from such services. The Board consistently finds the quality of such services to be satisfactory. Going forward, the Board noted that it will have the opportunity to meet with the Fund's portfolio managers from time to time to discuss the management and performance of the fund(s) they manage and respond to the Board's questions concerning performance of the Advisers.
   With respect to the overall fairness of the advisory agreement, the Board primarily considered information relating to the Fund's fee structures, including a comparative analysis provided by an independent third party, of the Fund's management fees, total expenses and proposed 12b-1 fees with other funds within the fund complex and to its peer group. The Board noted that the Fund, as presented, compared favorably in each category reviewed. The Board also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders through a graduated advisory fee schedule or other means. They also considered the contractual reimbursement by the Adviser of Fund operating expenses to prevent total fund expenses from exceeding a specified cap for each class of shares and found the arrangement to be a benefit for the Fund's shareholders.
   The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously approved the agreement. It concluded that the compensation under the agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

INCOME & GROWTH FUND ADVISORY AGREEMENT
   With respect to the nature and quality of the services provided, the Board regularly reviews (1) information comparing the performance of the Fund with a peer group of funds and a relevant market index, (2) the economic outlook and the general investment outlook in the markets in which the Fund invests, including, the allocation of the Fund's brokerage commissions, including any allocations to affiliates, (3) the Adviser's record of compliance with its investment policies and restrictions on personal securities transactions (4) data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Advisers' use of brokers or dealer in fund transactions that provide research and other services to the Adviser and the potential benefits derived by the Fund from such services, (5) sales and redemptions in respect to the Funds. Additionally, the Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund(s) they manage and respond to the Board's questions concerning performance of the Adviser.
   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Adviser, Phoenix Investment Council ("PIC") concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. Additionally, the board reviewed material provided by the counsel to the independent trustees and the Fund's chief legal officer. The Board concluded, upon review of the questionnaire responses, that PIC possessed the fundamental resources necessary to meet its investment mandate. The Board concluded, based upon a review of the financial statements provided by PIC, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that PIC had no systemic legal or compliance problems that would interfere with the Funds' management.
   The Board also reviewed materials describing the financial profitability of PIC. The materials included information about how costs are allocated across the mutual fund complex, and matched to revenues. The Board noted that PIC had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, PIC assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.

PHOENIX INVESTMENT SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

   With respect to the overall fairness of the advisory agreement, the Board primarily considered information relating to the Fund's fee structures, including a comparative analysis of the Fund's management fees, 12b-1 fees and total expenses with its respective peer group.
The Board also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates.
   Following considerable deliberations, the Board found the Fund's management fee, 12b-1 fees and total expenses to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party.
   Additionally, the Board found no evidence of material or systemic compliance violations by the Adviser in its management of the Fund. The Board noted the solid performance demonstrated by the Fund in comparison to its peer group. The Board concluded that the costs of the services provided and the profits realized by PIC from its relationships with the Fund to be fair and reasonable.

SUBADVISORY AGREEMENT
   When considering the assignment of Engemann as Subadviser to the Fund, with respect to the nature and quality of the services to be provided, the Board regularly reviews (1) information comparing the performance of other funds similarly managed by the Subadviser with a peer group of funds and a relevant market index (2) the economic outlook and the general investment outlook in the markets in which the Funds invest including the allocation of the Fund's brokerage commissions, including any allocations to affiliates of PIC, (3) the Subadviser's record of compliance with its investment policies and restrictions on personal securities transactions, (4) data relating to the quality of brokerage execution received by the other of the funds in the fund complex, including the Subadviser's use of brokers or dealers in fund transactions that provide research and other services, including soft dollar arrangements, to the Subadviser and the potential benefits derived by the funds from such services,
(5) sales and redemptions in respect to the Funds. Additionally, the Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and response to the Board's questions concerning performance of the Subadviser.
   At the annual contract review meeting held in November 2004, at which time the Board considered the assignment of Engemann as Subadviser, the Board reviewed an extensive questionnaire from the Subadviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. Additionally, the Board reviewed materials provided by the counsel to the independent trustees and the Funds' chief legal officer. The Board concluded, upon review of the questionnaire responses, that the Subadviser possessed the fundamental resources necessary to meet its investment mandate. The Board concluded, based upon a review of the financial statements provided by the Subadviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Subadviser had no systemic legal or compliance problems that would interfere with the Fund's management. The Board also reviewed materials describing the financial profitability of Engemann. The materials included information about how costs are allocated across the mutual fund complex, and matched to revenues. The Board noted that Engemann had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, Engemann assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.
   With respect to the overall fairness of the subadvisory agreement, the Board primarily considered information relating to the Fund's fee structures, including a comparative analysis of the Fund's management fees, 12b-1 fees and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders through a graduated advisory fee schedule or other means.
   Following considerable deliberations, the Board found the Fund's subadvisory fee to be reasonable. The Board concluded that the costs of the services to be provided and the profits to be realized by the Subadviser from its relationship with the Fund to be fair and reasonable.

EACH ADVISORY AND SUBADVISORY AGREEMENT
   The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the investment advisory agreements and the subadvisory agreement. It concluded that the compensation under each agreement is fair and reasonable in light of the services, expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
   In connection with their deliberations, the independent directors met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND            LENGTH OF       OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED        TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                Served since         41        Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC       1988.                          Trustee/Director, Realty Foundation of New York (1972-present),
101 Park Avenue                                                Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
New York, NY 10178                                             University (Director/Trustee Emeritus) (2003-present), Greater New
DOB: 8/2/29                                                    York Councils, Boy Scouts of America (1985-present), The Academy of
                                                               Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                               Property Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                               (since 2004). Director/Trustee, The Harlem Youth Development
                                                               Foundation, (Chairman) (1998-2002), Metropolitan Transportation
                                                               Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                               Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic
                                                               Mutual Insurance Company (1974-2002), Centennial Insurance Company
                                                               (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                               Mortgage Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                               (1994-2002), Pace University (1978-2003), New York Housing
                                                               Partnership Development Corp. (Chairman) (1981-2003), Josiah Macy,
                                                               Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne             Served since         41        Currently retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court          1988.                          (1988-present).
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                  Served since         39        Currently retired. Trustee, Phoenix Funds Complex (1989-present).
7721 Blue Heron Way             2004.                          Trustee, Scudder Investments (33 portfolios) (1986-present).
West Palm Beach, FL 33412                                      Director, Coutts & Co. Trust Holdings Limited (1991-1999), Coutts &
DOB: 3/28/30                                                   Co. Group (1991-2000) and Coutts & Co. International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries             Served since         42        Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902        1995.                          Trustee/Director, Phoenix Funds Complex (1995-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                Served since         39        Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.       1993.                          Director/Trustee, Evergreen Funds (six portfolios). Trustee, Phoenix
736 Market Street, Ste. 1430                                   Funds Complex (1980-present). Chairman (1998 to 2000) and Chief
Chattanooga, TN 37402                                          Executive Officer (1995-1998), Carson Products Company (cosmetics).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND            LENGTH OF       OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED        TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara           Served since         41        Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of New York  2001.                          (1982-present). Trustee/Director Phoenix Funds Complex
11 West 54th Street                                            (2001-present).
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris               Served since         41        Currently retired. Trustee/Director Phoenix Funds Complex
164 Laird Road                  1995.                          (1995-present). Director, W. H. Reaves and Company (2004-present).
Colts Neck, NJ 07722                                           Vice President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                                   (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                  Served since         39        Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
c/o Northeast Partners          2005.                          Inc.) (financial services) (1997-present). Managing Director Wydown
150 Federal Street,                                            Group (consulting firm) (1994-present). Director, Investors Financial
Suite 1000                                                     Service Corporation (1995-present), Investors Bank & Trust
Boston, MA 02110                                               Corporation (1995-present), Stifel Financial (1996-present),
DOB: 5/31/46                                                   Connecticut River Bancorp (1998-present), Connecticut River Bank
                                                               (1999-present), Trust Company of New Hampshire (2002-present).
                                                               Chairman, Emerson Investment Management, Inc. (2000-present). Vice
                                                               Chairman, Massachusetts Housing Partnership (1994-1999).
                                                               Director/Trustee, John Hancock Trust (2004-present), Blue Cross and
                                                               Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                               (1991-2000) and Command Systems, Inc. (1998-2000), Phoenix Investment
                                                               Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com,
                                                               Plymouth Rubber Co. (1995-2003). Director and Treasurer, Endowment
                                                               for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans                Served since         39        Currently retired. President, Romans & Company (private investors and
39 S. Sheridan Road             2004.                          financial consultants) (1987-2003). Trustee/Director, Phoenix Funds
Lake Forest, IL 60045                                          Complex (1985-present). Trustee, Burnham Investors Trust (5
DOB: 4/22/31                                                   portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson             Served since         39        Managing Director, Northway Management Company (1998-present).
Northway Management Company     1988.                          Trustee/Director, Phoenix Funds Complex (1988-present).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck        Served since         39        Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds Complex
Nederpolder, 7                  2004.                          (2004-present). Director EASDAQ (Chairman), The Fleming Continental
B-9000 Gent, Belgium                                           European Investment Trust, Groupe SNEF, Degussa Antwerpen N.V.,
DOB: 7/30/42                                                   Santens N.V. Managing Director, Almanij N.V. (1992-2003); Director,
                                                               KBC Bank and Insurance Holding Company (Euronext) (1992-2003), KBC
                                                               Bank (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                               Luxembourgeoise (1992-2003), Investco N.V. (1992-2003), Gevaert N.V.
                                                               (1992-2003), Fidea N.V. (1992-2003), Almafin N.V. (1992-2003), Centea
                                                               N.V. (1992-2003), Dutch Chamber of Commerce for Belgium and
                                                               Luxemburg, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND            LENGTH OF       OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED        TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.          Served since         39        Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street           1995.                          (1996- present), WWF, Inc. (2000-present). President, The Trust for
Essex, CT 06426                                                America's Health (non-profit) (2001-present). (Trustee/Director),
DOB: 5/16/31                                                   Phoenix Funds Complex (1995-present). Director, UST, Inc.
                                                               (1995-2004), HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                LENGTH OF     PORTFOLIOS IN
                               TIME SERVED     FUND COMPLEX
    NAME, ADDRESS AND         AND POSITION     OVERSEEN BY         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH          WITH THE TRUST      TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche         Served since          39         Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
  Lazard Freres & Co. LLC     2002.                            Trustee/Director, Phoenix Funds Complex (2002-present). Director, The
  30 Rockefeller Plaza,                                        Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance
  59th Floor                                                   Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin        Served since          63         Director, PXRE Corporation (Delaware) (1985-present), World Trust
  DOB: 10/23/46               1993.                            Fund (1991-present). Management Consultant (2002-2004), Chairman
                                                               (1997-2002), Chief Executive Officer (1995-2002), Director
                              Chairman                         (1995-2002) and Vice Chairman (1995-1997), Phoenix Investment
                                                               Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                               Companies, Inc. (2000-2002). Director (1994-2002) and Executive Vice
                                                               President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                               Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                               Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                               Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                               Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                               2002-September 2002), Phoenix Investment Management Company. Director
                                                               and Executive Vice President, Phoenix Life and Annuity Company
                                                               (1996-2002). Director (1995-2000) and Executive Vice President
                                                               (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                               Insurance Company. Director, Phoenix National Trust Holding Company
                                                               (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                               Executive Vice President (2002-2002), PM Holdings, Inc. Director,
                                                               W.S. Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                               President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 *Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
  Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
**Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
    NAME, ADDRESS AND            TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                  TIME SERVED                                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci              President since 2004.        Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                               (wealth management) (since 2003). President and Chief Executive Officer,
                                                           Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                           Executive Officer of North American investment operations, Pioneer
                                                           Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                           Management Group (2000-2001), Executive Vice President of Distribution
                                                           and Marketing for U.S. institutional services business (1998-2000) and
                                                           Executive Vice President of Distribution and Marketing for Fidelity
                                                           Canada (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward             Executive Vice President     Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64                  since 2004.                  Phoenix Companies, Inc. (2004-present). Executive Vice President and
                                                           Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                           (2004-present). Vice President, Phoenix Life Insurance Company
                                                           (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                           Vice President, Finance, Phoenix Investment Partners, Ltd. (2001-2002).
                                                           Assistant Controller, Phoenix Investment Partners, Ltd. (1996-2002).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman            Senior Vice President        Vice President, Chief Administrative Officer, Phoenix Investment
DOB: 7/27/62                  since 2004.                  Partners, Ltd. (2003-present), Senior Vice President and Chief
                                                           Administrative Officer, Phoenix Equity Planning Corporation
                                                           (1999-present), Senior Vice President, certain funds within the Phoenix
                                                           Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Chief Financial Officer      Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                 and Treasurer since 1996.    Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                           Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
                                                           Financial Officer and Treasurer or Assistant Treasurer, certain Funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                 Secretary and                Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row              Chief Legal Officer          2005-present). Vice President, Counsel, Chief Legal Officer and Secretary
Hartford, CT 06102            since 2005.                  of certain funds within the Phoenix Fund Complex (May 2005-present).
DOB: 8/3/54                                                Compliance Officer of Investments and Counsel, Travelers Life and Annuity
                                                           Company (January 2005-May 2005). Assistant General Counsel, The Hartford
                                                           Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L. J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Secretary and Chief Legal Officer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                          ---------------
                                                             PRESORTED
                                                             STANDARD
                                                           U.S. POSTAGE
                                                               PAID
                                                          Louisville, KY
                                                          Permit No. 1051
                                                          ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PHOENIXINVESTMENTS.COM.



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP743                                                                      6-05


ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of the Funds has determined that E. Virgil Conway possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway is "independent" trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,100 for 2005 and $29,100 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for those fiscal years are $0 for 2005 and $0 for 2004.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,500 for 2005 and $5,700 for 2004.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for those fiscal years are $0 for 2005 and $0 for 2004.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Phoenix Investment Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

              The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  Not applicable for 2005 and not applicable for 2004

                    (c)  100% for 2005 and 100% for 2004

                    (d)  Not applicable for 2005 and not applicable for 2004

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,958,487 for 2005 and $145,306 for 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to  Rule 30a-2(b)  under the  1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Phoenix Investment Series Fund
            -----------------------------------------------------------------


By (Signature and Title)*   /s/ George R. Aylward
                         ----------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date          July 6, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George R. Aylward
                         ----------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date          July 6, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*   /s/ Nancy G. Curtiss
                         ----------------------------------------------------
                            Nancy G. Curtiss, Chief Financial Officer and
                            Treasurer
                            (principal financial officer)

Date          June 28, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.